                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-3706
                                    --------------------------------------------

            AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
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               (Exact name of registrant as specified in charter)

          4500 MAIN STREET, KANSAS CITY, MISSOURI          64111
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         (Address of principal executive offices)        (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:     816-531-5575
                                                   -----------------------------

Date of fiscal year end:         08-31
                            ----------------------------------------------------

Date of reporting period:        05-31-2007
                            ----------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CALIFORNIA TAX-FREE MONEY MARKET FUND
MAY 31, 2007

[american century investments logo and text logo]

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 99.0%
CALIFORNIA - 98.2%
      $  9,075,000  ABAG Finance Auth. for Nonprofit
                    Corps. COP, (Lucile Salter Packard
                    Children's Hospital at Stanford),
                    VRDN, 3.75%, 6/6/07 (Ambac)
                    (SBBPA: Bayerische Landesbank)                  $  9,075,000
         2,000,000  ABAG Finance Auth. for Nonprofit
                    Corps. Multifamily Housing Rev.,
                    Series 2002 A, (The Arbors
                    Apartments), VRDN, 3.71%,
                    6/6/07 (FNMA) (LOC: FNMA)                          2,000,000
         5,270,000  ABAG Finance Auth. for Nonprofit
                    Corps. Rev., (Francis Parker
                    School), VRDN, 3.72%, 6/7/07
                    (LOC: Bank of New York)                            5,270,000
         2,945,000  ABAG Finance Auth. for Nonprofit
                    Corps. Rev., (Institute Defense
                    Analyses), VRDN, 3.78%, 6/7/07
                    (Ambac) (SBBPA: Wachovia
                    Bank N.A.)                                         2,945,000
         5,000,000  ABAG Finance Auth. for Nonprofit
                    Corps. Rev., (The Thacher
                    School), VRDN, 3.73%, 6/7/07
                    (SBBPA: Keybank, N.A.)                             5,000,000
         2,925,000  ABAG Finance Auth. for Nonprofit
                    Corps. Rev., Series 2002 A,
                    (Hamilin School), VRDN, 3.72%,
                    6/7/07 (LOC: BNP Paribas)                          2,925,000
         5,000,000  ABAG Finance Auth. for Nonprofit
                    Corps. Rev., Series 2006 A
                    (Elder Care Alliance of San
                    Francisco), VRDN, 3.71%, 6/7/07
                    (LOC: Citibank N.A.)                               5,000,000
         8,356,556  ABN AMRO Leasetops Certificates
                    Trust Rev., Series 2003-1, VRDN,
                    3.91%, 6/6/07 (Ambac) (SBBPA:
                    ABN AMRO Bank N.V.) (Acquired
                    1/29/03, Cost $8,356,556)(1)                       8,356,556
        13,555,000  ABN AMRO Munitops Certificate
                    Trust GO, Series 2006-78, VRDN,
                    3.82%, 6/7/07 (FGIC) (SBBPA:
                    ABN AMRO Bank N.V.)
                    (Acquired 12/21/06-2/2/07,
                    Cost $13,555,000)(1)                              13,555,000
         5,000,000  ABN AMRO Munitops Certificate
                    Trust GO, VRDN, 3.69%, 6/14/07
                    (CIFG-TCRS) (SBBPA: ABN AMRO
                    Bank N.V.)                                         5,000,000
         6,000,000  ABN AMRO Munitops Certificate
                    Trust Rev., Series 2003-17, VRDN,
                    3.79%, 6/7/07 (MBIA) (SBBPA:
                    ABN AMRO Bank N.V.)                                6,000,000
         5,000,000  ABN AMRO Munitops Certificate
                    Trust Rev., Series 2006-11, VRDN,
                    3.79%, 6/7/07 (MBIA) (SBBPA:
                    ABN AMRO Bank N.V.) (Acquired
                    3/28/06, Cost $5,000,000)(1)                       5,000,000
         4,000,000  ABN AMRO Munitops Certificate
                    Trust Rev., Series 2006-19, VRDN,
                    3.79%, 6/7/07 (MBIA) (SBBPA:
                    ABN AMRO Bank N.V.)                                4,000,000
           635,000  Alameda-Contra Costa Schools
                    Financing Auth. COP, Series 2000 I,
                    VRDN, 3.70%, 6/7/07 (Ambac)
                    (SBBPA: KBC Bank N.V.)                               635,000
         4,325,000  Apple Valley COP, (Public Facilities
                    Financing), VRDN, 3.75%, 6/7/07
                    (LOC: California State
                    Teacher's Retirement)                              4,325,000
        10,635,000  Auburn Union School District COP,
                    VRDN, 3.81%, 6/7/07 (FSA)
                    (SBBPA: Dexia Credit Local)                       10,635,000
         2,300,000  Barstow Multifamily Housing Rev.,
                    (Desert Vista Apartments), VRDN,
                    3.71%, 6/6/07 (LOC: FHLB)                          2,300,000
         7,500,000  California Community College
                    Financing Auth. GO, Series
                    2006 A, 4.50%, 6/29/07 (FSA)                       7,504,885
         3,295,000  California Department of Water
                    Resources Power Supply Rev.,
                    (PT 748), VRDN, 3.81%, 6/7/07
                    (LOC: Merrill Lynch Capital
                    Services, Inc.) (Acquired
                    2/27/03, Cost $3,295,000)(1)                       3,295,000

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         3,300,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2005 F-2, VRDN, 3.85%,
                    6/1/07 (LOC: JPMorgan Chase
                    Bank and Societe Generale)                         3,300,000
         2,700,000  California Economic Development
                    Financing Auth. Rev., (Volk
                    Enterprises Inc.), VRDN, 3.68%,
                    6/7/07 (LOC: JPMorgan Chase
                    Bank) (Acquired 3/8/04,
                    Cost $2,700,000)(1)                                2,700,000
           470,000  California Economic Recovery
                    Rev., Series 2004 C16, VRDN,
                    3.66%, 6/6/07 (FSA) (SBBPA:
                    Dexia Credit Local)                                  470,000
         3,600,000  California Economic Recovery
                    Rev., Series 2004 C21, VRDN,
                    3.70%, 6/6/07 (XLCA)
                    (SBBPA: Dexia Credit Local)                        3,600,000
         7,805,000  California Educational Facilities
                    Auth. Rev., Series 2002 B, (Art
                    Center Design College), VRDN,
                    3.76%, 6/7/07 (LOC: Allied Irish
                    Bank plc)                                          7,805,000
         5,165,000  California Enterprise Development
                    Auth. Rev., (Community Hospice
                    Inc.), VRDN, 3.75%, 6/7/07
                    (LOC: Bank of New York)                            5,165,000
         5,000,000  California GO, Series 2003 C3,
                    VRDN, 3.73%, 6/7/07 (LOC:
                    Landesbank Hessen-Thuringen
                    Girozentrale, Bank of America
                    N.A., and Bank of Nova Scotia)                     5,000,000
           750,000  California GO, Series 2004 A9,
                    (Weekly Kindergarten University),
                    VRDN, 3.68%, 6/7/07 (LOC:
                    Citibank N.A. and California State
                    Teacher's Retirement)                                750,000
         2,030,000  California GO, Series 2005 A3,
                    VRDN, 3.69%, 6/6/07 (LOC:
                    Bank of America N.A.)                              2,030,000
         6,500,000  California Health Facilities
                    Financing Auth. Rev., Series
                    2006 C, (Kaiser Permanente),
                    VRDN, 3.74%, 6/6/07                                6,500,000
         4,000,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    (Academy of Motion Picture Arts
                    and Sciences Obligated Group),
                    VRDN, 3.76%, 6/7/07 (Ambac)
                    (SBBPA: JPMorgan Chase Bank)                       4,000,000
         3,000,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    (Country Schools), VRDN, 3.75%,
                    6/7/07 (LOC: Bank of New York)                     3,000,000
         4,600,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    (Humane Society), VRDN, 3.77%,
                    6/7/07 (LOC: Comerica Bank)                        4,600,000
         2,830,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    (Rural Community Assistance),
                    VRDN, 3.77%, 6/7/07
                    (LOC: Bank of the West)                            2,830,000
         3,910,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    Series 2003 A, VRDN, 3.72%,
                    6/6/07 (LOC: Wells Fargo
                    Bank, N.A.)                                        3,910,000
         5,000,000  California School Cash Reserve
                    Program Auth. Rev., Series
                    2006 A, 4.50%, 7/6/07 (Ambac)                      5,003,281
         7,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2003 D, (Kaiser Permanente),
                    VRDN, 3.71%, 6/6/07 (LIQ FAC:
                    Kaiser Permanente)                                 7,000,000
        12,500,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2004 M, VRDN, 3.74%, 6/6/07                       12,500,000
         3,900,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2006 A, (National Center for
                    International Schools), VRDN,
                    3.75%, 6/7/07 (LOC: Allied
                    Irish Bank plc)                                    3,900,000
         3,150,000  California Statewide Financing
                    Auth. Rev., VRDN, 3.81%, 6/7/07
                    (LOC: Merrill Lynch Capital
                    Services, Inc.) (Acquired
                    2/17/05-1/12/06,
                    Cost $3,150,000)(1)                                3,150,000

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
        10,000,000  Chino Basin Regional Financing
                    Auth. COP, (Inland Empire Utilities
                    Agency), 3.67%, 9/12/07 (LOC:
                    State Street Bank & Trust Co.)                    10,000,000
         1,900,000  City of Davis Special Tax Rev.,
                    (Community Facilities District No.
                    1999-2), VRDN, 3.73%, 6/7/07
                    (LOC: Wells Fargo Bank, N.A.)                      1,900,000
         3,675,000  City of Fremont COP, (Building &
                    Equipment Financing), VRDN,
                    3.68%, 6/7/07 (LOC: KBC
                    Bank N.V.)                                         3,675,000
           300,000  City of Hanford Sewer System
                    Rev., Series 1996 A, VRDN, 3.84%,
                    6/7/07 (LOC: Union Bank of
                    California N.A.)                                     300,000
        13,000,000  City of Los Angeles Wastewater
                    System Rev., Series 2006 C,
                    VRDN, 3.73%, 6/7/07 (XLCA)
                    (SBBPA: Bank of Nova Scotia)                      13,000,000
         6,590,000  City of Moreno Valley COP, (1997
                    City Hall Refinancing), VRDN,
                    3.75%, 6/7/07 (LOC: Union
                    Bank of California N.A. and
                    California State Teacher's
                    Retirement System)                                 6,590,000
           900,000  City of Novato Rev., (Nova-Ro III
                    Senior Housing), VRDN, 3.66%,
                    6/7/07 (LOC: Bank of the West)                       900,000
        11,775,000  City of Reedley COP, VRDN,
                    3.74%, 6/7/07 (LOC: U.S.
                    Bank N.A.)                                        11,775,000
         4,700,000  City of San Jose Rev., Series
                    1985 B, (Foxchase), VRDN,
                    3.71%, 6/7/07 (LOC: FNMA)                          4,700,000
         5,995,000  City of Vallejo COP, (Golf Course
                    Facilities Financing), VRDN,
                    3.78%, 6/7/07 (LOC: Union
                    Bank of California N.A.)                           5,995,000
        23,540,000  City of Vallejo COP, VRDN, 3.78%,
                    6/7/07 (LOC: Union Bank of
                    California N.A.)                                  23,540,000
         6,000,000  City of Vallejo Rev., Series 2001 A,
                    VRDN, 3.78%, 6/6/07 (LOC:
                    JPMorgan Chase Bank)                               6,000,000
         9,500,000  City of Whittier Rev., (Whittier
                    College), VRDN, 3.73%, 6/7/07
                    (RADIAN) (SBBPA: Bank of
                    New York)                                          9,500,000
         7,000,000  Coachella Valley Unified School
                    District COP, VRDN, 3.72%,
                    6/7/07 (FSA) (SBBPA: Dexia
                    Credit Local)                                      7,000,000
         5,000,000  Delano COP, (Delano Regional
                    Medical Center), VRDN, 3.77%,
                    6/7/07 (LOC: Comerica Bank)                        5,000,000
         3,800,000  Diamond Bar Public Financing
                    Auth. Lease Rev., Series 2002 A,
                    (Community/Senior Center),
                    VRDN, 3.85%, 6/6/07 (LOC:
                    Union Bank of California N.A.)                     3,800,000
         4,000,000  East Bay Municipal Wastewater,
                    3.63%, 9/11/07 (SBBPA:
                    JPMorgan Chase Bank)                               4,000,000
         4,000,000  East Bay Municipal Wastewater,
                    3.63%, 9/14/07 (SBBPA:
                    JPMorgan Chase Bank)                               4,000,000
         5,795,000  El Monte COP, Series 2003 A,
                    (Community Improvement), VRDN,
                    3.75%, 6/7/07 (LOC: California
                    State Teacher's Retirement)                        5,795,000
         2,080,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., (DB 195), VRDN, 3.81%,
                    6/7/07 (FGIC) (SBBPA:
                    Deutsche Bank A.G.)                                2,080,000
         3,530,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., (PA 1236), VRDN, 3.81%,
                    6/7/07 (LOC: Merrill Lynch Capital
                    Services, Inc.) (Acquired 1/15/04,
                    Cost $3,530,000)(1)                                3,530,000
         2,735,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., (PA 1237), VRDN, 3.81%,
                    6/7/07 (LOC: Merrill Lynch
                    Capital Services, Inc.)                            2,735,000
        28,080,000  Inland Valley Development Agency
                    Tax Allocation Rev., VRDN, 3.78%,
                    6/6/07 (LOC: California State
                    Teacher's Retirement)                             28,080,000

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         5,000,000  Imperial Irrigation District COP,
                    Series 2007 A, (Electric and
                    Water System), 3.68%, 10/11/07
                    (LOC: Citibank N.A.)                               5,000,000
        13,990,000  JPMorgan Chase & Co. PUTTERs
                    Trust GO, Series 2007-1710P,
                    VRDN, 3.86%, 6/7/07 (FSA)
                    (LIQ FAC: JPMorgan Chase Bank)
                    (Acquired 2/15/07-5/3/07,
                    Cost $13,990,000)(1)                              13,990,000
        14,989,688  Koch Certificates Trust Rev.,
                    Series 1999-2, VRDN, 3.81%,
                    6/7/07 (Ambac) (SBBPA: State
                    Street Bank & Trust Co.)                          14,989,688
        12,295,000  Long Beach Unified School
                    District COP, VRDN, 3.76%,
                    6/7/07 (Ambac) (SBBPA:
                    Dexia Credit Local)                               12,295,000
           900,000  Los Angeles COP, Series 2006 A,
                    (Notre Dame High School), VRDN,
                    3.72%, 6/7/07 (LOC: Allied Irish
                    Bank plc)                                            900,000
         7,000,000  Los Angeles Rev., 4.50%, 6/29/07                   7,003,880
         2,185,000  Palm Desert Financing Auth. Tax
                    Allocation Rev., (Housing
                    Set-Aside), 4.00%,
                    10/1/07 (MBIA)                                     2,188,197
         7,080,000  Puttable Floating Option
                    Tax-Exempt Receipts, (California
                    Statewide Communities
                    Development Auth.), VRDN,
                    3.80%, 6/7/07 (GNMA)
                    (LIQ FAC: Merrill Lynch Capital
                    Services) (Acquired 3/29/07,
                    Cost $7,080,000)(1)                                7,080,000
        14,000,000  Puttable Floating Option
                    Tax-Exempt Receipts, VRDN,
                    3.80%, 6/7/07 (FSA)
                    (LIQ FAC: Dexia Credit Local)
                    (Acquired 5/16/07-5/30/07,
                    Cost $14,000,000)(1)                              14,000,000
         5,000,000  Sacramento County GO, Series
                    2006 A, (Tax & Revenue
                    Anticipation Notes),
                    4.50%, 7/17/07                                     5,003,385
         4,330,000  San Bernardino County
                    Multifamily Housing Auth. Rev.,
                    Series 1993 A, (Rialto Heritage),
                    VRDN, 3.73%, 6/7/07 (LOC: FHLB)                    4,330,000
         4,780,000  San Diego County COP, (Friends
                    of Chabad), VRDN, 3.76%,
                    6/7/07 (LOC: Comerica Bank)                        4,780,000
        17,000,000  San Diego Unified School District
                    GO, Series 2006 A, 4.50%,
                    7/24/07                                           17,019,226
         7,560,000  San Francisco City & County
                    Redevelopment Agency
                    Community Facilities District
                    No. 4 Rev., VRDN, 3.72%, 6/7/07
                    (LOC: Bank of America N.A.)                        7,560,000
         2,100,000  San Francisco City & County
                    Redevelopment Agency Rev.,
                    (South Harbor), VRDN, 3.80%,
                    6/7/07 (LOC: Dexia Credit Local)                   2,100,000
        26,055,000  San Mateo County Multifamily
                    Housing Auth. Rev., VRDN, 3.85%,
                    6/7/07 (SBBPA: Merrill Lynch
                    Capital Services, Inc.) (LOC:
                    Merrill Lynch & Co.) (Acquired
                    11/21/06, Cost $26,055,000)(1)                    26,055,000
         8,500,000  South Placer Wastewater Auth.
                    Rev., Series 2000 B, VRDN,
                    3.83%, 6/7/07 (FGIC)
                    (SBBPA: State Street Bank &
                    Trust Co. and California State
                    Teacher's Retirement)                              8,500,000
           500,000  Three Valleys Municipal Water
                    District COP, (Miramar Water
                    Treatment, Water Transmission
                    and Hydroelectric Generating
                    Facilities), VRDN, 3.75%, 6/6/07
                    (LOC: Wells Fargo Bank N.A)                          500,000
         1,500,000  Ventura County GO,
                    4.50%, 7/2/07                                      1,500,982
         2,975,000  Victor Valley Community College
                    District COP, VRDN, 3.70%,
                    6/7/07 (LOC: BNP Paribas and
                    Union Bank of California N.A.)                     2,975,000
        25,000,000  Victorville Joint Powers Financing
                    Auth. Lease Rev., Series 2007 A,
                    (Cogeneration Facility), VRDN,
                    3.75%, 6/7/07 (LOC: Fortis Bank
                    SA N.V.)                                          25,000,000

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         8,400,000  Western Placer Unified School
                    District COP, VRDN, 3.71%,
                    6/7/07 (LOC: Bank of
                    America N.A.)                                      8,400,000
                                                                 ---------------
                                                                     545,100,080
                                                                 ---------------
PUERTO RICO - 0.8%
         4,500,000  Puttable Floating Option
                    Tax-Exempt Receipts,
                    (Commonwealth of Puerto Rico
                    Highway & Transportation), VRDN,
                    3.78%, 6/7/07 (LIQ FAC: Dexia
                    Credit Local) (Acquired 3/8/07,
                    Cost $4,500,000)(1)                                4,500,000
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           549,600,080
                                                                 ---------------

TEMPORARY CASH INVESTMENTS(2)
            21,000  Federated California Municipal
                    Cash Trust                                            21,000
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.0%                                  549,621,080
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 1.0%                                    5,638,160
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $555,259,240
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
CIFG-TCRS = CDC IXIS Financial Guaranty North America - Transferable Custodial
            Receipts
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FHLB = Federal Home Loan Bank
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GNMA = Government National Mortgage Association
GO = General Obligation
LIQ FAC = Liquidity Facilities
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
PUTTERs = Puttable Tax-Exempt Receipts
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2007.
XLCA = XL Capital Ltd.
(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2007, was $105,211,556, which represented 18.9% of total net assets. None of the restricted securities were considered to be illiquid.
(2) Category is less than 0.05% of total net assets.

CALIFORNIA TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of May 31, 2007, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                    $ 549,621,080
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CALIFORNIA LIMITED-TERM TAX-FREE FUND
MAY 31, 2007

[american century investments logo and text logo]

CALIFORNIA LIMITED-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 89.8%
CALIFORNIA - 75.1%
      $  3,000,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 A, 5.50%, 5/1/08(1)                $   3,048,271
           645,000  California Educational Facilities
                    Auth. Rev., (Claremont McKenna
                    College), 5.00%, 1/1/22                              687,280
           200,000  California Educational Facilities
                    Auth. Rev., (University of the
                    Pacific), 5.00%, 11/1/10                             207,648
           200,000  California Educational Facilities
                    Auth. Rev., (University of the
                    Pacific), 5.00%, 11/1/11                             209,378
           195,000  California Educational Facilities
                    Auth. Rev., (University of the
                    Pacific), 5.00%, 11/1/12                             205,454
           200,000  California Educational Facilities
                    Auth. Rev., (University of the
                    Pacific), 5.00%, 11/1/13                             211,770
           200,000  California Educational Facilities
                    Auth. Rev., (University of the
                    Pacific), 5.00%, 11/1/14                             212,694
           200,000  California Educational Facilities
                    Auth. Rev., (University of the
                    Pacific), 5.00%, 11/1/15                             213,356
           200,000  California Educational Facilities
                    Auth. Rev., (University of the
                    Pacific), 5.00%, 11/1/16                             212,668
           200,000  California Educational Facilities
                    Auth. Rev., (University of the
                    Pacific), 5.00%, 11/1/17                             211,936
         4,275,000  California GO, 6.50%,
                    2/1/08 (Ambac)(1)                                  4,354,386
         2,500,000  California GO, 4.50%,
                    10/1/08 (FSA)(1)                                   2,529,425
         2,500,000  California GO, 5.00%,
                    12/1/09 (Ambac)(1)                                 2,580,425
         3,000,000  California GO, 5.00%,
                    3/1/10 (XLCA)(1)                                   3,097,349
         1,000,000  California GO, 5.50%,
                    3/1/11 (XLCA)(1)                                   1,059,730
           550,000  California Health Facilities
                    Financing Auth. Rev., Series
                    1996 B, (Sutter/CHS), VRDN,
                    3.84%, 6/1/07 (Ambac) (SBBPA:
                    KBC Bank N.V.)                                       550,000
         1,075,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    Series 2006 A, (California Science
                    Center Phase II), 4.25%,
                    5/1/13 (FGIC)(1)                                   1,099,134
         1,605,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2006 A, (Union City Tropics),
                    3.80%, 12/15/11(1)                                 1,593,749
         1,450,000  California Public Works Board
                    Lease Rev., Series 2005 A,
                    (Department General Services -
                    Butterfield), 5.00%, 6/1/15(1)                     1,543,032
         1,000,000  California State University Fresno
                    Association Inc. Rev., (Auxiliary
                    Organization Event Center),
                    5.00%, 7/1/12(1)(2)                                1,052,840
         2,500,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2007 A, (Valleycare Health
                    System), 4.80%, 7/15/17                            2,502,850
           500,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2007 A, (Valleycare Health
                    System), 5.00%, 7/15/22                              501,350
         2,080,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2007 B, (Kaiser Permanente),
                    VRDN, 4.36%, 7/1/07(1)                             2,078,960
         1,130,000  Carson Redevelopment Agency
                    Residential Mortgage COP, (Area
                    No. 1), 5.50%, 10/1/11 (MBIA)                      1,207,190
         1,005,000  Central California Joint Powers
                    Health Financing Auth. COP,
                    (Community Hospitals),
                    5.25%, 6/18/07                                     1,005,633
           895,000  Central California Joint Powers
                    Health Financing Auth. COP,
                    (Community Hospitals),
                    5.125%, 2/1/08                                       903,422
         1,245,000  Central California Joint Powers
                    Health Financing Auth. COP,
                    (Community Hospitals),
                    5.125%, 2/1/09                                     1,272,440
           860,000  Central California Joint Powers
                    Health Financing Auth. COP,
                    (Community Hospitals),
                    5.25%, 2/1/10                                        897,401

CALIFORNIA LIMITED-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           675,000  Central California Joint Powers
                    Health Financing Auth. COP,
                    (Community Hospitals),
                    5.25%, 2/1/10                                        698,261
         1,070,000  Chaffey Community College
                    District GO, Series 2002 A, 4.25%,
                    7/1/11 (FSA)                                       1,091,475
         2,065,000  Coast Community College District
                    GO, Series 2006 B, (2002
                    Election), 5.00%, 8/1/17 (FSA)(1)                  2,227,474
         1,415,000  Del Mar Race Track Auth. Rev.,
                    5.00%, 8/15/10                                     1,448,536
           500,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2007 A1,
                    5.00%, 6/1/17                                        516,090
         1,190,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%,
                    7/1/09 (Ambac)                                     1,232,888
           825,000  Irvine Unified School District
                    Financing Auth. Special Tax Rev.,
                    Series 2006 A, 4.50%, 9/1/13                         822,500
           635,000  Irvine Unified School District
                    Financing Auth. Special Tax Rev.,
                    Series 2006 A, 4.75%, 9/1/16                         635,902
           110,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6),
                    3.80%, 2/1/10                                        109,219
           120,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6),
                    4.00%, 2/1/11                                        119,550
           125,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6),
                    4.30%, 2/1/13                                        125,856
           750,000  Long Beach Bond Finance Auth.
                    GO, Series 2002 A, (North Long
                    Beach Redevelopment),
                    5.00%, 8/1/10 (Ambac)                                777,825
         2,315,000  Long Beach Bond Finance Auth.
                    GO, Series 2002 A, (North Long
                    Beach Redevelopment), 5.00%,
                    8/1/11 (Ambac)                                     2,423,273
           500,000  Los Angeles Community
                    Redevelopment Agency Parking
                    System Rev., (Cinerama Dome
                    Public Package Project), 4.75%,
                    7/1/07 (ACA)                                         500,360
           615,000  Los Angeles Community
                    Redevelopment Agency Parking
                    System Rev., (Cinerama Dome
                    Public Package Project), 4.875%,
                    7/1/08 (ACA)                                         621,605
         2,100,000  Los Angeles County Metropolitan
                    Transportation Auth. Sales Tax
                    Rev., Series 2001 B, (Proposal A),
                    5.25%, 7/1/11 (FSA)                                2,220,204
         3,130,000  Los Angeles Department of Water
                    & Power Rev., Series 2001 AA1,
                    (Power Systems), 5.25%,
                    7/1/10 (MBIA) (1)                                  3,270,505
           575,000  Lynwood Public Financing Auth.
                    COP, 4.125%, 9/1/12 (Ambac)                          584,396
         1,550,000  Murrieta Valley Unified School
                    District Public Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    4.00%, 9/1/09 (AGC)                                1,561,052
         1,255,000  Murrieta Valley Unified School
                    District Public Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    4.00%, 9/1/11 (AGC)                                1,266,421
         1,690,000  Murrieta Valley Unified School
                    District Public Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    4.00%, 9/1/13 (AGC)                                1,705,937
         3,000,000  Oakland Joint Powers Financing
                    Auth. Lease Rev., (Convention
                    Centers), 5.25%,
                    10/1/08 (Ambac)(1)                                 3,062,730
         1,225,000  Oceanside COP, Series 2003 A,
                    5.00%, 4/1/11 (Ambac)                              1,277,589
           650,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 3.50%, 8/15/10                               637,891
           760,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 3.80%, 8/15/11                               751,731
           825,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 3.90%, 8/15/12                               816,346
           700,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 4.10%, 8/15/13                               699,167
         1,135,000  Orange County Community
                    Facilities District Special Tax Rev.,
                    Series 2005 A, (No. 04-1-Ladera
                    Ranch), 4.25%, 8/15/14                             1,141,708

CALIFORNIA LIMITED-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           275,000  Orange County Improvement Bond
                    Act of 1915 Special Assessment,
                    (Newport Coast Phase IV
                    Assessment District No. 01-1),
                    4.30%, 9/2/14                                        270,226
           325,000  Orange County Improvement Bond
                    Act of 1915 Special Assessment,
                    (Newport Coast Phase IV
                    Assessment District No. 01-1),
                    4.45%, 9/2/15                                        321,510
           250,000  Orange County Improvement Bond
                    Act of 1915 Special Assessment,
                    (Newport Coast Phase IV
                    Assessment District No. 01-1),
                    4.55%, 9/2/16                                        246,570
         1,230,000  Orange County Refunding
                    Recovery Rev., Series 1995 A,
                    6.00%, 6/1/08 (MBIA)                               1,259,655
         1,170,000  Poway Unified School District
                    Public Financing Auth. Rev.,
                    5.00%, 9/15/19 (Ambac)(3)                          1,254,345
         1,215,000  Poway Unified School District
                    Public Financing Auth. Rev.,
                    5.00%, 9/15/20 (Ambac)(3)                          1,298,070
         1,800,000  Poway Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 1), 5.00%,
                    10/1/07 (MBIA)                                     1,808,208
           585,000  Rancho Water District Financing
                    Auth. Rev., Series 2001 A,
                    5.00%, 8/1/07 (FSA)                                  586,281
         1,650,000  Riverside Sewer Rev., 7.00%,
                    8/1/07 (FGIC)                                      1,658,943
         3,800,000  Sacramento County Sanitation
                    District Financing Auth. Rev.,
                    Series 2000 A, 5.10%, 12/1/09(1)                   3,923,917
         2,500,000  Sacramento County Sanitation
                    District Financing Auth. Rev.,
                    Series 2007 B, VRDN, 4.12%,
                    6/1/07 (FGIC)                                      2,496,250
         3,000,000  Sacramento Municipal Utility
                    District Electric Rev.,
                    Series 2003 S, 5.00%,
                    11/15/11 (MBIA) (1)                                3,155,639
         1,005,000  San Bernardino County
                    Redevelopment Agency Tax
                    Allocation Rev., Series 2005 A,
                    (San Sevaine), 5.00%,
                    9/1/15 (RADIAN)                                    1,061,370
           820,000  Shasta Lake Public Finance Auth.
                    Rev., 3.75%, 4/1/09                                  814,235
         1,000,000  Shasta Lake Public Finance Auth.
                    Rev., 4.00%, 4/1/12                                  993,010
         1,530,000  Shasta Lake Public Finance Auth.
                    Rev., 4.50%, 4/1/15                                1,546,539
         1,135,000  Solano County COP, 5.00%,
                    11/1/13 (MBIA)                                     1,208,412
         1,250,000  South Orange County Public
                    Financing Auth. Special Tax Rev.,
                    Series 1994 C, (Foothill Area),
                    7.50%, 8/15/07 (FGIC)                              1,259,563
         2,000,000  South Orange County Public
                    Financing Auth. Special Tax Rev.,
                    Series 2003 A, (Senior Lien),
                    5.00%, 9/1/12 (MBIA)                               2,116,260
         1,080,000  South Tahoe Joint Powers
                    Financing Auth. Rev., Series
                    2005 A, 5.00%, 10/1/13 (Ambac)                     1,150,405
         1,195,000  South Tahoe Joint Powers
                    Financing Auth. Rev., Series
                    2005 A, 5.00%, 10/1/15 (Ambac)                     1,285,940
           785,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 4.25%, 10/15/09                        789,106
           820,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 4.50%, 10/15/10                        829,553
           895,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 5.00%, 10/15/12                        925,806
           985,000  Turlock COP, (Emanuel Medical
                    Center Inc.), 5.00%, 10/15/14                      1,020,874
         2,175,000  Turlock Irrigation District Rev.,
                    Series 2003 A, 5.00%,
                    1/1/13 (MBIA)                                      2,304,565
         1,000,000  Val Verde Unified School District
                    COP, 5.00%, 1/1/14 (FGIC)(2)                       1,065,980
         1,145,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/15, Prerefunded
                    at 100% of Par (FGIC)(2)                           1,248,336
                                                                 ---------------
                                                                     105,495,830
                                                                 ---------------

CALIFORNIA LIMITED-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
GUAM - 3.7%
         5,000,000  Guam Government Limited
                    Obligation Rev., Series 2001 A,
                    5.00%, 12/1/09 (FSA)(1)                            5,147,600
                                                                 ---------------
NORTHERN MARIANA ISLANDS - 1.5%
           675,000  Northern Mariana Islands GO,
                    Series 2000 A, 5.50%, 6/1/07                         675,000
         1,430,000  Northern Mariana Islands GO,
                    Series 2000 A, 5.75%, 6/1/10                       1,493,220
                                                                 ---------------
                                                                       2,168,220
                                                                 ---------------
PUERTO RICO - 7.5%
         1,500,000  Children's Trust Fund Tobacco
                    Settlement Rev., 5.00%, 7/1/08(2)                  1,522,470
         1,000,000  Government Development Bank of
                    Puerto Rico Rev., Series 2006 B,
                    5.00%, 12/1/15                                     1,057,210
         1,500,000  Puerto Rico Electric Power Auth.
                    Rev., Series 1999 FF, 5.25%,
                    7/1/09 (MBIA)                                      1,545,405
         1,750,000  Puerto Rico GO, Series 2004 A,
                    5.00%, 7/1/12                                      1,811,390
         1,500,000  Puerto Rico Infrastructure
                    Financing Auth. Special Tax Rev.,
                    Series 2006 B, 4.50%, 7/1/11                       1,524,840
         3,000,000  University of Puerto Rico Rev.,
                    Series 2006 Q, 5.00%, 6/1/13                       3,138,600
                                                                 ---------------
                                                                      10,599,915
                                                                 ---------------
U.S. VIRGIN ISLANDS - 2.0%
           500,000  Virgin Islands Public Finance Auth.
                    Rev., 5.00%, 10/1/14                                 525,315
           500,000  Virgin Islands Public Finance
                    Auth. Rev., 5.25%, 10/1/14                           531,840
           170,000  Virgin Islands Public Finance
                    Auth. Rev., 5.25%, 10/1/15                           181,212
         1,500,000  Virgin Islands Public Finance
                    Auth. Rev., Series 1998 C, (Senior
                    Lien Fund), 5.50%, 10/1/07                         1,508,115
                                                                 ---------------
                                                                       2,746,482
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           126,158,047
(Cost $120,019,364)                                              ---------------

SHORT-TERM MUNICIPAL SECURITIES - 11.1%
PUERTO RICO - 11.1%
         1,000,000  Government Development Bank of
                    Puerto Rico Rev., 4.05%, 6/7/07                      999,950
         1,520,000  Government Development Bank of
                    Puerto Rico Rev., 4.08%, 6/29/07                   1,519,742
         1,500,000  Government Development Bank of
                    Puerto Rico Rev., 4.10%, 7/20/07                   1,499,520
         2,259,000  Government Development Bank of
                    Puerto Rico Rev., 4.10%, 8/17/07                   2,258,051
         2,500,000  Government Development Bank of
                    Puerto Rico Rev., 4.10%, 9/14/07                   2,498,375
         1,710,000  Government Development Bank
                    of Puerto Rico Rev.,
                    4.10%, 10/12/07                                    1,708,547

CALIFORNIA LIMITED-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         5,000,000  Government Development Bank
                    of Puerto Rico Rev.,
                    4.12%, 11/8/07                                     4,995,799
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                 15,479,984
(Cost $20,619,000)                                               ---------------

TOTAL INVESTMENT SECURITIES - 100.9%                                 141,638,031
                                                                 ---------------
(Cost $140,638,364)

OTHER ASSETS AND LIABILITIES - (0.9)%                                (1,199,826)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 140,438,205
                                                                 ===============

FUTURES CONTRACTS
                                   Expiration     Underlying Face    Unrealized
Contracts Purchased                   Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
137 U.S. Treasury 2-Year Notes   September 2007     $27,920,172       $(23,855)
                                                  ==============================

                                   Expiration     Underlying Face    Unrealized
Contracts Sold                        Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
76 U.S. Treasury 10-Year Notes   September 2007      $8,084,500         $8,641
                                                  ==============================

NOTES TO SCHEDULE OF INVESTMENTS
ACA = American Capital Access
AGC = Assured Guaranty Corp.
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2007.
XLCA = XL Capital Ltd.
(1) Security, or a portion thereof, has been segregated for a futures contract and/or when-issued security.
(2) Escrowed to maturity in U.S. government securities or state and local government securities.
(3) When-issued security.

CALIFORNIA LIMITED-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of May 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $140,638,364
                                                                 ===============
Gross tax appreciation of investments                              $  1,173,956
Gross tax depreciation of investments                                  (174,289)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $    999,667
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CALIFORNIA TAX-FREE BOND FUND
MAY 31, 2007

[american century investments logo and text logo]

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 94.1%
CALIFORNIA - 86.1%
      $  5,565,000  Acalanes Union High School
                    District GO, Series 2005 B, 5.25%,
                    8/1/24 (FSA)(1)                                $   5,991,000
         2,825,000  Alameda County COP,
                    (Santa Rita Jail), 5.375%,
                    6/1/09 (MBIA)(1)(2)                                2,862,643
         1,385,000  Alameda County COP, Series
                    2001 A, 5.375%, 12/1/15
                    (MBIA)(1)                                          1,486,742
         1,000,000  Antelope Valley Community
                    College District GO, 5.00%,
                    8/1/18 (MBIA)(1)                                   1,075,180
         3,925,000  Banning Utility Auth. Rev.,
                    (Refunding and Improvement
                    Projects), 5.25%,
                    11/1/35 (FGIC)(1)                                  4,231,582
         7,000,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 A, 5.375%, 5/1/12,
                    Prerefunded at 101% of
                    Par (XLCA)(1)(2)                                   7,556,289
         3,750,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2002 A, 5.50%, 5/1/12(1)                    4,015,088
         1,300,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2005 F-2, VRDN, 3.85%,
                    6/1/07 (LOC: JPMorgan Chase
                    Bank and Societe Generale)                         1,300,000
         1,250,000  California Department of Water
                    Resources Rev., Series 2001 W,
                    5.50%, 12/1/17                                     1,335,538
         1,850,000  California Educational Facilities
                    Auth. Rev., (Claremont McKenna
                    College), 5.00%, 1/1/27                            1,956,690
         1,255,000  California Educational Facilities
                    Auth. Rev., (College Arts),
                    5.00%, 6/1/26(1)                                   1,288,709
         4,000,000  California Educational Facilities
                    Auth. Rev., (Golden Gate
                    University), 5.50%, 10/1/18(1)                     4,136,640
         1,070,000  California Educational Facilities
                    Auth. Rev., (Scripps College),
                    5.25%, 8/1/16(1)                                   1,119,092
         1,605,000  California Educational Facilities
                    Auth. Rev., Series 2000 B,
                    (Pooled College & University
                    Projects), 6.625%, 6/1/20(1)                       1,717,494
         2,500,000  California Educational Facilities
                    Auth. Rev., Series 2004 C,
                    (Lutheran University),
                    5.00%, 10/1/24                                     2,591,425
           495,000  California GO, 8.00%,
                    11/1/07 (FGIC)                                       503,910
         4,480,000  California GO, 6.00%,
                    10/1/09 (Ambac)(1)                                 4,712,646
         3,350,000  California GO, 5.75%,
                    4/1/10 (Ambac)                                     3,531,537
         7,650,000  California GO, 5.25%, 10/1/10,
                    Prerefunded at 100% of Par
                    (FGIC-TCRS)(1)(2)                                  8,014,598
         5,000,000  California GO, 5.50%,
                    4/1/12 (MBIA)(1)                                   5,379,799
         2,350,000  California GO, 5.25%,
                    10/1/14 (FGIC-TCRS)                                2,458,758
         7,590,000  California GO, 5.00%, 6/1/16(1)                    8,040,769
         5,000,000  California GO, 5.00%, 3/1/24(1)                    5,224,849
         2,000,000  California Health Facilities
                    Financing Auth. Rev., Series
                    1998 A, (Kaiser Permanente),
                    5.25%, 6/1/11 (FSA)(1)                             2,070,720
         3,000,000  California Health Facilities
                    Financing Auth. Rev., Series
                    2006 A, (Kaiser Permanente),
                    5.25%, 4/1/39(1)                                   3,106,980
         1,000,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    Series 2000 A, (Scripps Research
                    Institute), 5.625%, 7/1/20                         1,023,070
         1,075,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2000 A, (Union City Tropics),
                    5.375%, 8/15/10 (ACA)                              1,145,144
         3,025,000  California Municipal Finance Auth.
                    COP, (Community Hospitals of
                    Central California Obligated
                    Group), 5.00%, 2/1/17                              3,112,423
         2,590,000  California Municipal Finance Auth.
                    COP, (Community Hospitals of
                    Central California Obligated
                    Group), 5.00%, 2/1/19                              2,642,577
         1,395,000  California Municipal Finance Auth.
                    COP, (Community Hospitals of
                    Central California Obligated
                    Group), 5.00%, 2/1/22                              1,415,744
           100,000  California Pollution Control
                    Financing Auth. Rev., Series
                    1996 C, (Pacific Gas & Electric
                    Co.), VRDN, 3.85%, 6/1/07
                    (LOC: JPMorgan Chase Bank)                           100,000

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         2,000,000  California Public Works Board
                    Lease Rev., Series 2005 A,
                    (Department General Services -
                    Butterfield), 5.00%, 6/1/23                        2,082,240
         2,165,000  California Public Works Board
                    Lease Rev., Series 2006 A,
                    (Various California State
                    University Projects),
                    5.00%, 10/1/11                                     2,264,698
         3,000,000  California Public Works Board
                    Lease Rev., Series 2006 A,
                    (Various California State
                    University Projects), 5.25%,
                    10/1/17 (FGIC)                                     3,314,700
         1,000,000  California Public Works Board
                    Lease Rev., Series 2006 F,
                    (Department of Corrections and
                    Rehabilitation - Monterey County
                    State Prison), 5.25%,
                    11/1/18 (FGIC)                                     1,103,500
           650,000  California Special Districts
                    Association Finance Corp. COP,
                    Series 2005 RR, 5.00%,
                    8/1/25 (XLCA)                                        692,309
         3,100,000  California State University Fresno
                    Association Inc. Rev., (Auxiliary
                    Organization Event Center),
                    5.25%, 7/1/12, Prerefunded at
                    101% of Par(2)                                     3,324,812
         1,500,000  California State University Fresno
                    Association Inc. Rev., (Auxiliary
                    Organization Event Center),
                    6.00%, 7/1/12, Prerefunded at
                    101% of Par(2)                                     1,660,275
         1,250,000  California State University System
                    Rev., Series 2002 A, 5.375%,
                    11/1/18 (Ambac)                                    1,337,625
         3,230,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2000 B, (Brentwood School),
                    5.75%, 10/1/07 (FSA)                               3,315,724
         1,695,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2002 B, 5.20%, 10/1/18 (FSA)                       1,796,819
         5,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2007 A, (Front Porch
                    Communities and Services),
                    5.125%, 4/1/37 (Acquired
                    5/23/07, Cost $5,059,250)(3)(4)                    5,061,300
         2,500,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2007 A, (Valleycare Health
                    System), 4.80%, 7/15/17                            2,502,850
           500,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2007 A, (Valleycare Health
                    System), 5.00%, 7/15/22                              501,350
         3,330,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2007 B, (Kaiser Permanente),
                    VRDN, 4.36%, 7/1/07                                3,328,335
         3,115,000  Capistrano Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 87-1),
                    5.00%, 9/1/18 (Ambac)                              3,340,713
         2,100,000  Castaic Lake Water Agency Rev.,
                    Series 2001 A, 5.375%,
                    8/1/17 (MBIA)                                      2,222,241
         2,075,000  Chabot Las Positas Community
                    College District COP, 5.50%,
                    12/1/10 (FSA)(2)                                   2,143,143
         3,000,000  Chino Ontario Upland Water
                    Facilities Auth. COP, Series
                    1997 A, (Agua de Lejos), 5.20%,
                    10/1/15 (FGIC)                                     3,074,370
         2,300,000  Eastern Municipal Water District
                    COP, Series 2001 A, 5.25%,
                    7/1/13 (FGIC)                                      2,424,959
         1,020,000  El Segundo Unified School District
                    GO, 5.375%, 9/1/12, Prerefunded
                    at 100% of Par (FGIC)(2)                           1,097,000
         1,095,000  El Segundo Unified School District
                    GO, 5.375%, 9/1/12, Prerefunded
                    at 100% of Par (FGIC)(2)                           1,177,662
         1,000,000  Folsom Cordova Unified School
                    District No. 2 Facilities
                    Improvement GO, Series 2002 A,
                    5.375%, 10/1/15 (MBIA)                             1,071,240
         1,225,000  Folsom Cordova Unified School
                    District No. 2 Facilities
                    Improvement GO, Series 2002 A,
                    5.375%, 10/1/16 (MBIA)                             1,312,269
         1,225,000  Folsom Public Financing Auth.
                    Lease Rev., (City Hall &
                    Community Center), 5.25%,
                    10/1/14 (FSA)                                      1,316,103
         1,290,000  Folsom Public Financing Auth.
                    Lease Rev., (City Hall &
                    Community Center), 5.25%,
                    10/1/15 (FSA)                                      1,385,937
         1,000,000  Foothill-De Anza Community
                    College District GO, Series 2007 A,
                    (Election of 2006), 5.00%,
                    8/1/22 (Ambac)                                     1,064,310

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         1,250,000  Foothill-De Anza Community
                    College District GO, Series
                    2007 B, (Election of 2006),
                    5.00%, 8/1/17 (Ambac)                              1,339,688
         2,000,000  Foothill-De Anza Community
                    College District GO, Series
                    2007 B, (Election of 2006),
                    5.00%, 8/1/22 (Ambac)                              2,128,620
         4,000,000  Foothill-De Anza Community
                    College District GO, Series
                    2007 B, (Election of 2006),
                    5.00%, 8/1/27 (Ambac)(1)                           4,233,480
         1,150,000  Franklin-McKinley School District
                    GO, Series 2005 A, (Election of
                    2004), 5.00%, 8/1/25 (FGIC)                        1,211,767
         2,550,000  Fremont Union High School
                    District GO, Series 2000 B, 5.25%,
                    9/1/10, Prerefunded at 100%
                    of Par(2)                                          2,664,674
         2,725,000  Fullerton Redevelopment Agency
                    COP, 5.00%, 4/1/21 (RADIAN)                        2,848,688
         2,500,000  Glendora Unified School District
                    GO, Series 2006 A, (Election of
                    2005), 5.25%, 8/1/30 (MBIA)                        2,696,875
         2,500,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2007 A-1,
                    5.00%, 6/1/15                                      2,592,550
         1,640,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2007 A-1,
                    5.00%, 6/1/16                                      1,697,072
         2,000,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2007 A-1,
                    5.00%, 6/1/17                                      2,064,360
         3,780,000  Imperial Irrigation District COP,
                    (Electrical System), 6.50%,
                    11/1/07 (MBIA-IBC)                                 3,823,243
         1,675,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%,
                    7/1/16 (Ambac)                                     1,775,232
           790,000  Irvine Unified School District
                    Financing Auth. Special Tax Rev.,
                    Series 2006 A, 5.00%, 9/1/20                         800,752
         2,715,000  Irvine Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 86-1),
                    5.50%, 11/1/10 (Ambac)                             2,788,984
           475,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6),
                    5.30%, 2/1/14                                        497,373
           500,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6),
                    5.40%, 2/1/14                                        525,815
         2,030,000  Long Beach Bond Finance Auth.
                    Lease Rev., (Plaza Parking
                    Facility), 5.25%, 11/1/16                          2,108,155
         2,500,000  Los Altos School District GO,
                    5.00%, 8/1/19 (Ambac)                              2,676,075
         1,030,000  Los Angeles Community
                    Redevelopment Agency Parking
                    System Rev., (Cinerama Dome
                    Public Package Project),
                    5.30%, 7/1/13 (ACA)                                1,070,561
         1,155,000  Los Angeles Convention and
                    Exhibition Center Auth. Lease
                    Rev., Series 1993 A, 6.00%,
                    8/15/10 (MBIA-IBC)                                 1,232,189
           185,000  Los Angeles County Metropolitan
                    Transportation Auth. Sales Tax
                    Rev., Series 1997 A, (Proposal A),
                    5.25%, 7/1/07, Prerefunded at
                    101% of Par (MBIA)(1)                                187,072
         3,000,000  Los Angeles County Metropolitan
                    Transportation Auth. Sales Tax
                    Rev., Series 2001 B, (Proposal A),
                    5.25%, 7/1/13 (FSA)                                3,188,730
         6,680,000  Los Angeles County Metropolitan
                    Transportation Auth. Sales Tax
                    Rev., Series 2001 B, (Proposal A),
                    5.25%, 7/1/16 (FSA)(1)                             7,100,238
         3,500,000  Los Angeles Unified School
                    District GO, 5.50%, 7/1/12 (MBIA)                  3,781,820
         5,000,000  Los Angeles Unified School
                    District GO, Series 2002 E,
                    (Election of 1997), 5.00%,
                    7/1/11 (MBIA)(1)                                   5,239,249
         2,500,000  Los Angeles Unified School
                    District GO, Series 2003 F,
                    (Election of 1997), 5.00%,
                    7/1/16 (FSA)                                       2,654,525
         1,000,000  Los Banos Redevelopment Agency
                    Tax Allocation Rev., 5.00%,
                    9/1/36 (RADIAN)                                    1,027,130
         1,390,000  Los Gatos-Saratoga Joint Union
                    High School District GO, Series
                    2002 C, (Election of 1998),
                    5.375%, 6/1/12, Prerefunded at
                    101% of Par (FSA)(2)                               1,502,006
         3,000,000  Metropolitan Water District of
                    Southern California Rev., Series
                    1992 B, 8.00%, 7/1/08(2)                           3,139,380

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         2,920,000  Metropolitan Water District of
                    Southern California Rev., Series
                    2001 A, 5.125%, 7/1/09(2)                          3,008,213
         1,520,000  Mojave Unified School District
                    No. 1 Facilities Improvement GO,
                    5.25%, 8/1/20 (FGIC)                               1,612,538
         4,670,000  Mount Diablo Unified School
                    District No. 202 GO, (Election of
                    2002), 5.00%, 6/1/27 (MBIA)(1)                     4,898,970
         1,485,000  Mountain View COP, (Capital
                    Projects), 5.25%, 8/1/18                           1,575,392
         1,745,000  Murrieta Valley Unified School
                    District Public Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    4.00%, 9/1/12 (AGC)                                1,762,380
         1,085,000  Murrieta Valley Unified School
                    District Public Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    4.00%, 9/1/14 (AGC)                                1,093,930
         4,900,000  Norco Redevelopment Agency Tax
                    Allocation Rev., 5.00%,
                    3/1/26 (Ambac)(1)                                  5,122,068
         4,565,000  Oceanside Community
                    Development Commission Rev.,
                    (Downtown Redevelopment),
                    5.20%, 9/1/17                                      4,740,342
         1,310,000  Oceanside COP, Series 2003 A,
                    5.00%, 4/1/12 (Ambac)                              1,378,448
         1,805,000  Orange County Public Financing
                    Auth. Lease Rev., (Juvenile
                    Justice Center Facility), 5.375%,
                    6/1/15 (Ambac)                                     1,947,108
         1,000,000  Orange County Public Financing
                    Auth. Lease Rev., (Juvenile
                    Justice Center Facility), 5.375%,
                    6/1/16 (Ambac)                                     1,078,730
         3,030,000  Orange County Public Financing
                    Auth. Lease Rev., (Juvenile
                    Justice Center Facility), 5.375%,
                    6/1/17 (Ambac)                                     3,252,796
           500,000  Palo Verde Community College
                    District No. 2004-1 GO, 6.00%,
                    8/1/30 (RADIAN)                                      570,360
         1,450,000  Perris Public Financing Auth. Tax
                    Allocation Rev., 5.35%, 10/1/36                    1,482,959
         1,830,000  Pomona Public Financing Auth.
                    Rev., Series 2001 AD, (Merged
                    Redevelopment), 4.75%,
                    2/1/13 (MBIA)                                      1,887,188
         1,720,000  Poway Redevelopment Agency
                    Tax Allocation Rev., (Paguay),
                    5.25%, 6/15/26 (Ambac)                             1,808,133
         1,625,000  Poway Unified School District
                    Public Financing Auth.
                    Special Tax Rev., 5.00%,
                    9/15/22 (Ambac)(3)                                 1,726,319
         1,780,000  Poway Unified School District
                    Public Financing Auth.
                    Special Tax Rev., 5.00%,
                    9/15/23 (Ambac)(3)                                 1,889,452
         1,940,000  Poway Unified School District
                    Public Financing Auth. Special Tax
                    Rev., 5.00%, 9/15/24 (Ambac)(3)                    2,055,973
         1,650,000  Poway Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 6-4),
                    5.125%, 9/1/35                                     1,667,556
         8,000,000  Sacramento City Financing Auth.
                    Lease Rev., Series 1993 A, 5.40%,
                    11/1/20 (Ambac)(1)                                 8,947,039
         2,500,000  Sacramento City Financing Auth.
                    Rev., 5.00%, 12/1/16 (FGIC)                        2,694,700
         4,045,000  Sacramento City Financing Auth.
                    Rev., Series 2002 A, (City Hall),
                    5.25%, 12/1/12, Prerefunded at
                    100% of Par (FSA)(1)(2)                            4,338,829
         1,245,000  Sacramento City Financing Auth.
                    Rev., Series 2002 A, (City Hall),
                    5.25%, 12/1/15 (FSA)                               1,331,988
         1,430,000  Sacramento City Financing Auth.
                    Tax Allocation Rev., Series 2005 A,
                    5.00%, 12/1/24 (FGIC)                              1,503,245
         2,500,000  Sacramento County Sanitation
                    District Financing Auth. Rev.,
                    Series 2007 B, VRDN, 4.12%,
                    6/1/07 (FGIC)                                      2,496,250
         1,890,000  Sacramento Municipal Utility
                    District Electric Rev.,
                    Series 1992 C, 5.75%,
                    11/15/07 (MBIA)(2)                                 1,902,852
         3,105,000  Sacramento Municipal Utility
                    District Electric Rev., Series
                    1997 K, 5.70%, 7/1/17 (Ambac)                      3,542,122
         5,005,000  Sacramento Municipal Utility
                    District Electric Rev.,
                    Series 2001 O, 5.25%,
                    8/15/11 (MBIA)(1)                                  5,299,293

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         3,500,000  San Bernardino County
                    Redevelopment Agency Tax
                    Allocation Rev., Series 2005 A,
                    (San Sevaine), 5.00%,
                    9/1/25 (RADIAN)                                    3,615,605
         1,695,000  San Buenaventura County COP,
                    Series 2002 B, 5.50%,
                    1/1/15 (Ambac)                                     1,828,634
         1,790,000  San Buenaventura County COP,
                    Series 2002 B, 5.50%,
                    1/1/16 (Ambac)                                     1,932,681
         2,030,000  San Diego Redevelopment Agency
                    Tax Allocation Rev., (Horton Plaza),
                    5.70%, 11/1/17                                     2,141,122
         2,635,000  San Diego Redevelopment Agency
                    Tax Allocation Rev., (Horton Plaza),
                    5.80%, 11/1/21                                     2,787,013
         1,460,000  San Diego Redevelopment Agency
                    Tax Allocation Rev., (North Park),
                    5.90%, 9/1/25                                      1,533,204
         2,255,000  San Francisco City & County
                    Educational Facilities Unified
                    School District GO, Series 1999 B,
                    5.50%, 6/15/07, Prerefunded at
                    102% of Par(1)                                     2,301,476
         3,000,000  San Jose Redevelopment Agency
                    Tax Allocation Rev., Series 2005 A,
                    5.00%, 8/1/25 (MBIA)                               3,150,540
        10,000,000  San Jose Redevelopment Agency
                    Tax Allocation Rev., Series 2006 C,
                    (Merged Area Redevelopment),
                    5.00%, 8/1/24 (MBIA)(1)                           10,592,199
         1,570,000  San Marcos Public Facilities Auth.
                    Tax Allocation Rev., Series 2006 A
                    (Project Area No. 3), 5.00%,
                    8/1/20 (Ambac)                                     1,667,733
         2,455,000  San Marcos Public Facilities Auth.
                    Tax Allocation Rev., Series 2006 A
                    (Project Area No. 3), 5.00%,
                    8/1/25 (Ambac)                                     2,586,760
         2,680,000  San Mateo County Transportation
                    District Sales Tax Rev., Series
                    1993 A, 5.25%, 6/1/18 (MBIA)                       2,961,936
         1,500,000  San Mateo Union High School
                    District GO, 5.00%, 9/1/24 (FSA)                   1,572,705
         1,000,000  San Ramon Valley Unified School
                    District GO, (Election of 2002),
                    5.00%, 8/1/21 (MBIA)                               1,063,810
         3,350,000  Santa Barbara County GO,
                    5.375%, 10/1/17 (Ambac)                            3,608,252
         2,075,000  Santa Clara Valley Water District
                    COP, Series 2000 A, 5.20%,
                    2/1/09, Prerefunded at 102%
                    of Par(1)                                          2,166,383
         1,120,000  Santa Fe Springs Community
                    Development Commission Tax
                    Allocation Rev., Series 2002 A,
                    5.375%, 9/1/16 (MBIA)                              1,184,814
         1,250,000  Santa Monica-Malibu Unified
                    School District GO, 5.25%, 8/1/13                  1,349,663
         1,265,000  Scotts Valley COP, 4.00%,
                    10/1/15 (FSA)                                      1,270,579
         1,370,000  Scotts Valley COP, 4.25%,
                    10/1/18 (FSA)                                      1,377,261
         2,780,000  Scotts Valley Redevelopment
                    Agency Tax Allocation Rev.,
                    5.00%, 8/1/29 (Ambac)                              2,915,386
         2,400,000  Shasta Lake Public Finance Auth.
                    Rev., 5.00%, 4/1/19                                2,471,952
         2,130,000  Shasta Lake Public Finance Auth.
                    Rev., 5.00%, 4/1/22                                2,181,163
         1,000,000  Solano County COP, 5.00%,
                    11/1/15 (MBIA)                                     1,075,130
         1,095,000  Solano County COP, 5.00%,
                    11/1/16 (MBIA)                                     1,182,589
         1,310,000  South Tahoe Joint Powers
                    Financing Auth. Rev., Series
                    2005 A, (Redevelopment Area
                    No. 1), 5.00%, 10/1/17 (Ambac)                     1,401,032
         1,445,000  South Tahoe Joint Powers
                    Financing Auth. Rev., Series
                    2005 A, (Redevelopment Area
                    No. 1), 5.00%, 10/1/19 (Ambac)                     1,534,576
         2,000,000  Southern California Public Power
                    Auth. Rev., 6.75%, 7/1/10
                    (GIC: PNC Bank)                                    2,160,680
         5,000,000  Southern California Public Power
                    Auth. Rev., Series 2002 A,
                    (Southern Transmission),
                    5.25%, 7/1/17 (FSA)                                5,300,099
         3,325,000  Southern California Public Power
                    Auth. Rev., Series 2002 A,
                    (Southern Transmission), 5.25%,
                    7/1/18 (FSA)                                       3,524,567
         1,975,000  Southwestern Community College
                    District GO, 5.625%, 8/1/11,
                    Prerefunded at 101% of
                    Par (Ambac)(2)                                     2,133,593
         2,770,000  Stockton Community Facilities
                    District GO, (No. 1 Weston
                    Ranch), 5.40%, 9/1/09,
                    Prerefunded at 102% of Par(2)                      2,921,297
           325,000  Stockton Community Facilities
                    District GO, (No. 1 Weston
                    Ranch), 5.50%, 9/1/09,
                    Prerefunded at 102% of Par(2)                        343,447

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           570,000  Temecula Valley Unified School
                    District Special Tax Rev.,
                    (Community Facilities District
                    No. 2004-1 - Improvement
                    Area A), 5.00%, 9/1/27                               577,758
         1,035,000  Turlock Health Facility COP,
                    Series 2004 A, (Emanuel Medical
                    Center, Inc.), 5.50%, 10/15/15                     1,100,267
         1,090,000  Turlock Health Facility COP,
                    Series 2004 A, (Emanuel Medical
                    Center, Inc.), 5.50%, 10/15/16                     1,157,329
         1,150,000  Turlock Health Facility COP,
                    Series 2004 A, (Emanuel Medical
                    Center, Inc.), 5.50%, 10/15/17                     1,215,125
         1,000,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/15, Prerefunded
                    at 100% of Par (FGIC)(2)                           1,090,250
         1,415,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/15, Prerefunded
                    at 100% of Par (FGIC)(2)                           1,542,704
         2,505,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/15, Prerefunded
                    at 100% of Par (FGIC)(2)                           2,731,076
         2,640,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/15, Prerefunded
                    at 100% of Par (FGIC)(2)                           2,878,260
         2,980,000  Val Verde Unified School District
                    COP, 5.25%, 1/1/15, Prerefunded
                    at 100% of Par (FGIC)(2)                           3,248,945
         3,000,000  Ventura County Public Financing
                    COP, 4.75%, 8/15/11 (FSA)                          3,060,540
         1,500,000  West Sacramento Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    5.00%, 9/1/16 (XLCA)                               1,605,915
         1,500,000  West Sacramento Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    5.00%, 9/1/16 (XLCA)                               1,592,460
         1,500,000  West Sacramento Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    5.00%, 9/1/16 (XLCA)                               1,584,135
                                                                 ---------------
                                                                     397,498,241
                                                                 ---------------
NORTHERN MARIANA ISLANDS - 0.7%
         1,485,000  Northern Mariana Islands GO,
                    Series 2000 A, 5.50%,
                    6/1/08 (ACA)                                       1,506,963
         1,555,000  Northern Mariana Islands GO,
                    Series 2000 A, 5.50%,
                    6/1/09 (ACA)                                       1,597,094
                                                                 ---------------
                                                                       3,104,057
                                                                 ---------------
PUERTO RICO - 6.3%
         1,500,000  Government Development Bank of
                    Puerto Rico Rev., Series 2006 B,
                    5.00%, 12/1/15                                     1,585,814
         3,700,000  Puerto Rico Electric Power Auth.
                    Rev., Series 2002 II, 5.375%,
                    7/1/12, Prerefunded at 101%
                    of Par (MBIA)(1)                                   3,994,853
         2,655,000  Puerto Rico Electric Power Auth.
                    Rev., Series 2002 KK, 5.25%,
                    7/1/13 (FSA)                                       2,852,559
         3,140,000  Puerto Rico Electric Power Auth.
                    Rev., Series 2002 KK, 5.50%,
                    7/1/14 (FSA)                                       3,449,259
         2,000,000  Puerto Rico GO, Series 2006 A,
                    5.25%, 7/1/26                                      2,122,240
         5,490,000  Puerto Rico GO, Series 2006 B,
                    5.25%, 7/1/17(1)                                   5,893,514
         2,500,000  Puerto Rico Highway &
                    Transportation Auth. Rev.,
                    Series 2007 CC, 5.00%, 7/1/16                      2,656,450
         3,325,000  Puerto Rico Municipal Finance
                    Agency GO, Series 2005 A,
                    5.25%, 8/1/25                                      3,508,773
         3,090,000  Puerto Rico Public Buildings Auth.
                    Rev., Series 1995 A, 6.25%,
                    7/1/09 (Ambac)                                     3,244,253
                                                                 ---------------
                                                                      29,307,715
                                                                 ---------------
U.S. VIRGIN ISLANDS - 1.0%
         2,270,000  Virgin Islands Public Finance Auth.
                    Rev., (Virgin Islands Gross
                    Receipts Taxes Loan Note),
                    5.00%, 10/1/18 (FGIC)                              2,441,226

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         1,050,000  Virgin Islands Public Finance Auth.
                    Rev., Series 1998 A (Senior Lien),
                    5.50%, 10/1/13                                     1,079,600
           500,000  Virgin Islands Public Finance Auth.
                    Rev., Series 2004 A, (Virgin
                    Islands Matching Fund Loan Note
                    & Senior Lien), 5.25%, 10/1/22                       528,610
           500,000  Virgin Islands Public Finance Auth.
                    Rev., Series 2004 A, (Virgin
                    Islands Matching Fund Loan Note
                    & Senior Lien), 5.25%, 10/1/23                       528,610
                                                                 ---------------
                                                                       4,578,046
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           434,488,059
(Cost $427,397,578)                                              ---------------

SHORT-TERM MUNICIPAL SECURITIES - 6.6%
PUERTO RICO - 6.6%
         2,252,000  Government Development Bank of
                    Puerto Rico Rev., 4.10%, 6/14/07                   2,251,820
         2,337,000  Government Development Bank of
                    Puerto Rico Rev., 4.05%, 6/15/07                   2,336,766
         2,000,000  Government Development Bank of
                    Puerto Rico Rev., 4.08%, 6/29/07                   1,999,660
         3,523,000  Government Development Bank of
                    Puerto Rico Rev., 4.15%, 6/29/07                   3,522,577
         2,135,000  Government Development Bank of
                    Puerto Rico Rev., 4.07%, 7/20/07                   2,134,231
         4,000,000  Government Development Bank of
                    Puerto Rico Rev., 4.10%, 8/15/07                   3,998,360
         3,851,000  Government Development Bank of
                    Puerto Rico Rev., 4.10%, 8/17/07                   3,849,383
         2,500,000  Government Development Bank of
                    Puerto Rico Rev., 4.10%, 9/14/07                   2,498,375
         2,505,000  Government Development Bank of
                    Puerto Rico Rev., 4.10%, 9/14/07                   2,503,372
         5,450,000  Government Development Bank of
                    Puerto Rico Rev., 4.10%, 10/12/07                  5,445,368
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                 30,539,912
(Cost $27,283,000)                                               ---------------

TOTAL INVESTMENT SECURITIES - 100.7%                                 465,027,971
                                                                 ---------------
(Cost $454,680,578)

OTHER ASSETS AND LIABILITIES - (0.7)%                                (3,373,413)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 461,654,558
                                                                 ===============

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                    Expiration     Underlying Face   Unrealized
Contracts Purchased                    Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
434 U.S. Treasury 2-Year Notes    September 2007     $88,447,844      $(75,570)
                                                   =============================

                                    Expiration     Underlying Face   Unrealized
Contracts Sold                         Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
240 U.S. Treasury 10-Year Notes   September 2007     $25,530,000       $27,289
                                                   =============================

NOTES TO SCHEDULE OF INVESTMENTS
ACA = American Capital Access
AGC = Assured Guaranty Corp.
Ambac = Ambac Assurance Corporationn
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FGIC-TCRS = Financial Guaranty Insurance Co. - Transferable Custodial Receipts
FSA = Financial Security Assurance, Inc.
GIC = Guaranteed Investment Contract
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
MBIA-IBC = MBIA Insured Bond Certificates
RADIAN = Radian Asset Assurance, Inc.
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2007.
XLCA = XL Capital Ltd.
(1) Security, or a portion thereof, has been segregated for futures contracts and/or when-issued securities.
(2) Escrowed to maturity in U.S. government securities or state and local government securities.
(3) When-issued security.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2007, was $5,061,300, which represented 1.1% of total net assets.

CALIFORNIA TAX-FREE BOND - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of May 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $454,680,578
                                                                 ===============
Gross tax appreciation of investments                              $ 10,853,303
Gross tax depreciation of investments                                  (505,910)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 10,347,393
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CALIFORNIA LONG-TERM TAX-FREE FUND
MAY 31, 2007

[american century investments logo and text logo]

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 98.5%
CALIFORNIA - 97.5%
      $  5,235,000  Antioch Public Financing Auth.
                    Lease Rev., Series 2002 A,
                    (Municipal Facilities), 5.50%,
                    1/1/32 (MBIA)(1)                               $   5,489,214
         4,730,000  Antioch Public Financing Auth.
                    Lease Rev., Series 2002 B,
                    (Municipal Facilities), 5.625%,
                    1/1/22 (MBIA)(1)                                   4,985,657
         6,005,000  Antioch Public Financing Auth.
                    Lease Rev., Series 2002 B,
                    (Municipal Facilities), 5.625%,
                    1/1/27 (MBIA)(1)                                   6,321,403
         1,395,000  Avenal Public Financing Auth.
                    Rev., 5.00%, 9/1/25                                1,431,410
           720,000  Banning COP, (Wastewater
                    System, Refunding &
                    Improvement), 8.00%,
                    1/1/19 (Ambac)                                       836,834
         4,135,000  Bell Community Redevelopment
                    Agency Tax Allocation Rev., (Bell
                    Redevelopment Project Area),
                    5.625%, 10/1/33 (RADIAN)(1)                        4,441,610
         1,205,000  Berryessa Union School District
                    GO, Series 2001 B, (Election of
                    1999), 5.375%, 8/1/11,
                    Prerefunded at 101% of
                    Par (FSA)(2)                                       1,290,242
         1,205,000  Berryessa Union School District
                    GO, Series 2001 B, (Election of
                    1999), 5.375%, 8/1/11,
                    Prerefunded at 101% of
                    Par (FSA)(2)                                       1,290,242
         3,500,000  Big Bear Lake Water Rev., 6.00%,
                    4/1/22 (MBIA)(1)                                   4,131,225
         5,000,000  California County Tobacco
                    Securitization Agency Rev.,
                    5.25%, 6/1/46(1)                                   5,015,200
         2,000,000  California Educational Facilities
                    Auth. Rev., (University of Pacific),
                    5.25%, 11/1/34                                     2,084,020
         8,570,000  California Educational Facilities
                    Auth. Rev., (University of
                    Southern California),
                    5.50%, 10/1/27(1)                                  8,946,909
         1,920,000  California Educational Facilities
                    Auth. Rev., (Western University
                    Health Sciences), 6.00%, 10/1/32                   2,054,611
         1,220,000  California Educational Facilities
                    Auth. Rev., Series 2004 C,
                    (Lutheran University),
                    5.00%, 10/1/29                                     1,263,066
         2,000,000  California Educational Facilities
                    Auth. Rev., Series 2005 A,
                    (University La Verne), 5.00%,
                    6/1/35 (GO of University)                          2,044,980
         5,000,000  California Educational Facilities
                    Auth. Rev., Series 2007 A,
                    (Claremont Graduate University),
                    5.00%, 3/1/42                                      5,115,900
         3,000,000  California GO, 6.125%,
                    10/1/11 (Ambac)                                    3,279,210
        13,185,000  California GO, 5.00%, 2/1/14(1)                   14,064,439
        10,000,000  California GO, 4.00%, 8/1/17(1)                    9,837,900
         8,000,000  California GO, 5.00%, 6/1/34(1)                    8,268,160
         3,000,000  California Health Facilities
                    Financing Auth. Rev., Series
                    1989 A, (Kaiser Permanente),
                    7.15%, 10/1/09(3)                                  2,730,810
         5,165,000  California Health Facilities
                    Financing Auth. Rev., Series
                    1993 C, (St. Francis Memorial
                    Hospital), 5.875%, 11/1/23(1)(2)                   6,156,267
         1,000,000  California Infrastructure &
                    Economic Development Bank Rev.,
                    (Performing Arts Center of Los
                    Angeles County), 5.00%, 12/1/37                    1,032,600
         4,760,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2006 A, (Union City Tropics),
                    5.00%, 12/15/41(1)                                 4,914,890
         3,000,000  California Municipal Finance Auth.
                    COP, (Community Hospitals of
                    Central California Obligated
                    Group), 5.25%, 2/1/46                              3,062,490
         4,000,000  California Public Works Board
                    Lease Rev., Series 1993 A,
                    (Department of Corrections),
                    5.00%, 12/1/19 (Ambac)(1)                          4,285,000
         2,400,000  California Public Works Board
                    Lease Rev., Series 2003 C,
                    (Department Corrections),
                    5.00%, 6/1/24                                      2,479,968
         6,000,000  California Public Works Board
                    Lease Rev., Series 2005 A,
                    (Department of General Services -
                    Butterfield), 5.25%, 6/1/30(1)                     6,342,900
         2,835,000  California Public Works Board
                    Lease Rev., Series 2006 E,
                    (University of California Research
                    Project), 5.00%, 10/1/31                           2,969,407

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         9,500,000  California Public Works Board
                    Lease Rev., Series 2006 G,
                    (California State University),
                    5.00%, 11/1/31(1)                                  9,864,705
         2,590,000  California Public Works Board
                    Lease Rev., Series 2006 G,
                    (Physical Science Replacement
                    Building, Wing A, Los Angeles
                    Campus), 5.00%, 11/1/26                            2,701,551
         3,370,000  California Public Works Board
                    Lease Rev., Series 2006 H,
                    (Department of Corrections &
                    Rehabilitation), 5.00%, 11/1/31                    3,499,374
         9,815,000  California Statewide Communities
                    Development Auth. Rev., Series
                    1998 A, (Sherman Oaks Project),
                    5.00%, 8/1/22 (Ambac)(1)                          10,573,011
         5,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2001 C, (Kaiser Permanente),
                    5.25%, 8/1/31(1)                                   5,210,150
         6,500,000  California Statewide Communities
                    Development Auth. Rev.,
                    Series 2005 A, (Sutter Health),
                    5.00%, 11/15/43(1)                                 6,626,425
         1,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2005 A, (Thomas Jefferson
                    School of Law), 4.875%, 10/1/35                    1,009,140
        10,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2006 B, (Kaiser Permanente),
                    5.25%, 3/1/45(1)                                  10,310,499
         7,330,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2007 A, (Kaiser Permanente),
                    5.00%, 4/1/31                                      7,509,805
         5,695,000  Capistrano Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 88-1),
                    6.50%, 9/1/14 (FSA)                                5,790,220
         1,520,000  Castaic Lake Water Agency COP,
                    Series 1994 A, (Water System
                    Improvement), 7.00%,
                    8/1/12 (MBIA)                                      1,740,993
         3,730,000  Clearlake Public Financing Auth.
                    Rev., Series 2006 A, (Highlands
                    Park Community Development
                    Project), 5.00%, 10/1/36 (MBIA)                    3,901,021
         1,320,000  Coalinga Public Financing Auth.
                    Local Obligation Rev.,
                    Series 1998 A, 6.375%,
                    9/15/21 (Ambac)                                    1,619,614
         2,615,000  Concord Joint Powers Financing
                    Auth. Lease Rev., (Concord
                    Avenue Parking Structure),
                    5.125%, 3/1/23                                     2,700,981
         2,580,000  Concord Joint Powers Financing
                    Auth. Lease Rev., (Police
                    Facilities), 5.25%, 8/1/13                         2,703,969
         2,200,000  Contra Costa Water District Rev.,
                    Series 1992 E, 6.25%,
                    10/1/12 (Ambac)                                    2,348,038
           200,000  Eastern Municipal Water
                    Community Facilities District
                    No. 2004-27 Special Tax Rev.,
                    (Cottonwood Ranch),
                    5.00%, 9/1/27                                        200,498
           900,000  Eastern Municipal Water
                    Community Facilities District
                    No. 2004-27 Special Tax Rev.,
                    (Cottonwood Ranch),
                    5.00%, 9/1/36                                        901,584
           410,000  Eastern Municipal Water
                    Community Facilities District
                    No. 2005-40 Special Tax Rev.,
                    (Mohogany/Promontory Pointe),
                    5.00%, 9/1/36                                        413,747
         3,590,000  Fontana Redevelopment Agency
                    Tax Allocation Rev., (Sierra
                    Corridor), 5.50%, 9/1/34                           3,768,962
         2,000,000  Foothill-De Anza Community
                    College District GO, Series
                    2007 A, (Election of 2006),
                    5.00%, 8/1/27 (Ambac)                              2,116,740
         2,225,000  Fresno Sewer Rev., Series 1993 A,
                    6.25%, 9/1/14 (Ambac)                              2,487,617
         1,500,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2007 A-1,
                    5.75%, 6/1/47                                      1,588,905
         4,705,000  Hillsborough School District GO,
                    Series 2006 B, (Election of 2002),
                    4.86%, 9/1/29(3)                                   1,699,258
         5,010,000  Hillsborough School District GO,
                    Series 2006 B, (Election of 2002),
                    4.87%, 9/1/30(3)                                   1,720,634
         5,335,000  Hillsborough School District GO,
                    Series 2006 B, (Election of 2002),
                    4.88%, 9/1/31(3)                                   1,745,772
         5,000,000  Huntington Beach Union High
                    School District GO, (Election of
                    2004), 5.00%, 8/1/31 (MBIA)(3)                     1,642,450

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         9,350,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%,
                    7/1/29 (Ambac)                                     9,938,209
         3,000,000  Independent Cities Lease Finance
                    Auth. Rev., Series 2006 A,
                    (San Juan Mobile Estates),
                    5.125%, 5/15/41                                    3,075,720
         5,000,000  Irvine Unified School District
                    Financing Auth. Special Tax Rev.,
                    Series 2006 A, 5.125%, 9/1/36                      5,054,650
         1,500,000  Jurupa Community Services
                    District Special Tax Rev.,
                    Series 2006 A, (Community
                    Facilities District No. 19 -
                    Eastvale Area), 5.00%, 9/1/36                      1,502,640
         1,815,000  Kern High School District GO,
                    7.15%, 8/1/14 (MBIA)(2)                            2,180,958
         1,340,000  Kern High School District GO,
                    Series 1992 C, (Election of 1990),
                    6.25%, 8/1/13 (MBIA)(2)                            1,518,501
         3,630,000  Kern High School District GO,
                    Series 1993 D, 7.00%,
                    8/1/17 (MBIA)(2)                                   4,136,567
         1,250,000  Lancaster Financing Auth. Rev.,
                    (Projects No. 5 & 6),
                    5.60%, 2/1/34                                      1,323,775
         5,190,000  Lancaster Financing Auth. Tax
                    Allocation Rev., (School District
                    Projects), 5.00%, 2/1/37                           5,355,405
         1,335,000  Little Lake City School District GO,
                    Series 2000 A, 6.125%, 7/1/10,
                    Prerefunded at 101% of
                    Par (FSA)(2)                                       1,442,214
         2,240,000  Lodi Unified School District COP,
                    Series 2005 A, (Aspire), 5.00%,
                    8/1/32 (FGIC)                                      2,324,358
         1,605,000  Long Beach Bond Finance Auth.
                    Lease Rev., (Plaza Parking
                    Facility), 5.25%, 11/1/21                          1,658,832
         8,000,000  Metropolitan Water District of
                    Southern California Rev.,
                    5.75%, 8/10/18                                     9,081,600
         3,000,000  Metropolitan Water District of
                    Southern California Rev., Series
                    2006 B, 4.375%, 7/1/37                             2,888,160
         9,525,000  Modesto, Stockton, Redding
                    Public Power Agency Rev.,
                    Series 1989 D, (San Juan),
                    6.75%, 7/1/20 (MBIA)(2)                           11,162,251
         1,065,000  Mountain View School District
                    Santa Clara County GO, Series
                    2000 B, 6.125%, 7/1/10,
                    Prerefunded at 101% of
                    Par (FSA)(2)                                       1,148,592
         1,000,000  New Haven Unified School District
                    GO, 12.00%, 8/1/18 (FSA)                           1,688,840
         6,000,000  Northern Inyo County Local
                    Hospital District GO,
                    5.60%, 8/1/35                                      6,496,380
         6,110,000  Oakland Redevelopment Agency
                    Tax Allocation Rev., (Central
                    District), 5.50%, 2/1/14 (Ambac)                   6,454,176
         1,680,000  Oceanside COP, Series 2003 A,
                    5.25%, 4/1/17 (Ambac)                              1,787,302
         4,650,000  Orange County Community
                    Facilities District No. 2004-1
                    Special Tax Rev., Series 2005 A,
                    (Ladera Ranch), 5.20%, 8/15/34                     4,807,682
           850,000  Orange County Improvement Bond
                    Act of 1915 Special Assessment,
                    5.00%, 9/2/26                                        859,665
         1,250,000  Orange County Improvement Bond
                    Act of 1915 Special Assessment,
                    5.05%, 9/2/33                                      1,263,263
         2,000,000  Orange County Improvement Bond
                    Act of 1915 Special Assessment,
                    (Newport Coast Phase IV
                    Assessment District No. 01-1),
                    5.00%, 9/2/28                                      2,009,920
         2,000,000  Orange County Improvement Bond
                    Act of 1915 Special Assessment,
                    (Newport Coast Phase IV
                    Assessment District No. 01-1),
                    5.10%, 9/2/33                                      2,026,060
         3,100,000  Oxnard School District GO, Series
                    2001 A, 5.75%, 8/1/22 (MBIA)                       3,617,638
         2,400,000  Pasadena COP, (Old Pasadena
                    Parking Facility), 6.25%, 1/1/18                   2,685,816
         1,450,000  Perris Public Financing Auth. Tax
                    Allocation Rev., 5.35%, 10/1/36                    1,482,959
         2,500,000  Pico Rivera Water Auth. Rev.,
                    Series 1999 A, (Water Systems),
                    5.50%, 5/1/29 (MBIA)                               2,897,625
         1,130,000  Pomona COP, Series 2002 AE,
                    (Mission Promenade), 5.375%,
                    10/1/09 (Ambac)                                    1,183,935

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         1,000,000  Pomona Unified School District
                    GO, Series 2000 A, 6.55%,
                    8/1/29 (MBIA)                                      1,299,650
         1,000,000  Pomona Unified School District
                    GO, Series 2001 A, 6.15%,
                    8/1/30 (MBIA)                                      1,203,320
         1,110,000  Poway Redevelopment Agency
                    COP, (Paguay Redevelopment),
                    5.375%, 12/15/20 (Ambac)                           1,183,227
         6,875,000  Poway Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 6-4),
                    5.125%, 9/1/35                                     6,948,150
         2,500,000  Riverside County COP, Series
                    2005 A, (Family Law), 5.00%,
                    11/1/36 (FGIC)                                     2,600,000
         1,580,000  Riverside Redevelopment Agency
                    Rev., Series 2004 A, (Housing
                    Set-Aside Tax Allocation), 5.00%,
                    8/1/28 (FGIC)                                      1,645,033
         2,000,000  RNR School Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    (Community Facilities District
                    No. 92-1), 5.00%, 9/1/36 (Ambac)                   2,087,940
         1,500,000  Sacramento City Financing Auth.
                    Lease Rev., Series 1993 A,
                    5.40%, 11/1/20 (Ambac)                             1,677,570
         3,000,000  Sacramento County Water
                    Financing Auth. Rev., Series
                    2007 B, (Agency Zones 40 & 41
                    2007 Water System), VRDN,
                    4.16%, 9/4/07, resets quarterly
                    at 67% of the 3-month LIBOR
                    plus 0.72% with no caps (FGIC)                     3,000,000
         1,000,000  Saddleback Valley Unified School
                    District Public Financing Auth.
                    Special Tax Rev., Series 1997 A,
                    6.00%, 9/1/16 (FSA)                                1,155,640
         4,640,000  San Diego County COP, (Burnham
                    Institute), 6.25%, 9/1/09,
                    Prerefunded at 101% of Par(2)                      4,935,058
        10,400,000  San Diego County COP, Linked
                    Security, ARC, YCC, 5.625%,
                    9/1/12 (Ambac)                                    10,837,735
         4,185,000  San Francisco City & County
                    Redevelopment Financing Auth.
                    Tax Allocation Rev., (Mission Bay
                    North Project D), 5.00%, 8/1/35                    4,282,762
         2,715,000  San Marcos Public Facilities Auth.
                    Rev., Series 2000 A, (Tax
                    Increment Project Area 3),
                    6.75%, 10/1/10                                     3,014,437
         3,535,000  San Mateo County Joint Powers
                    Financing Auth. Lease Rev.,
                    Series 1993 A, (Capital Projects
                    Program), 6.50%, 7/1/15 (MBIA)                     4,095,651
         4,000,000  San Mateo County Joint Powers
                    Financing Auth. Lease Rev.,
                    Series 1993 A, (Capital Projects
                    Program), 6.00%, 7/1/19 (MBIA)                     4,678,760
         3,355,000  Santa Barbara County Waterfront
                    GO, 5.50%, 10/1/22 (Ambac)                         3,618,166
         2,000,000  Santa Margarita-Dana Point Auth.
                    Rev., Series 1994 B,
                    (Improvement Districts 3, 3A,
                    4, 4A), 7.25%, 8/1/14 (MBIA)                       2,415,660
         2,470,000  Shasta Lake Public Finance Auth.
                    Rev., 5.00%, 4/1/25                                2,524,439
         2,500,000  South Coast Air Quality
                    Management District Building
                    Corp. Rev., (Installment Sale
                    Headquarters), 6.00%, 8/1/11                       2,674,550
         2,705,000  South Gate COP, Series 2002 A,
                    5.50%, 9/1/21 (Ambac)                              2,936,494
         2,000,000  South Gate Public Financing Auth.
                    Tax Allocation Rev.,
                    (Redevelopment Project No. 1),
                    5.75%, 9/1/22 (XLCA)                               2,191,620
         2,000,000  South Orange County Public
                    Financing Auth. Special Tax Rev.,
                    Series 1994 A, (Senior Lien),
                    7.00%, 9/1/11 (MBIA)                               2,246,740
         2,315,000  South Tahoe Joint Powers
                    Financing Auth. Rev., Series
                    2005 A, 5.00%, 10/1/28 (Ambac)                     2,426,537
         7,315,000  Southern California Public Power
                    Auth. Rev., (Multiple Projects),
                    6.75%, 7/1/12 (FSA)                                8,294,625
         3,730,000  Southern California Public Power
                    Auth. Rev., (Multiple Projects),
                    6.75%, 7/1/13 (FSA)                                4,284,278
         1,285,000  Stanton Redevelopment Agency
                    Tax Allocation Rev., (Community
                    Development), 5.45%,
                    12/1/17 (Ambac)                                    1,303,607
         2,850,000  Stockton Health Facilities Auth.
                    Rev., Series 1997 A, (Dameron
                    Hospital Association),
                    5.70%, 12/1/14                                     2,925,354

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         2,000,000  Taft Public Financing Auth. Lease
                    Rev., Series 1997 A, (Community
                    Correctional Facility Acquisition),
                    6.05%, 1/1/17                                      2,115,160
           930,000  Temecula Valley Unified School
                    District Special Tax Rev.,
                    (Community Facilities District
                    No. 2004-1 - Improvement
                    Area A), 5.00%, 9/1/37                               931,637
           595,000  Temecula Valley Unified School
                    District Special Tax Rev.,
                    (Community Facilities District
                    No. 2005-1 ), 5.00%, 9/1/27                          598,677
         1,000,000  Temecula Valley Unified School
                    District Special Tax Rev.,
                    (Community Facilities District
                    No. 2005-1 ), 5.00%, 9/1/36                        1,001,760
         2,885,000  Torrance COP, Series 2005 B,
                    (Refinancing & Public
                    Improvement), 5.25%,
                    6/1/34 (Ambac)                                     3,052,215
         1,215,000  Turlock Health Facility COP,
                    (Emanuel Medical Center, Inc.),
                    5.50%, 10/15/18                                    1,279,152
         1,285,000  Turlock Health Facility COP,
                    (Emanuel Medical Center, Inc.),
                    5.50%, 10/15/19                                    1,349,571
         2,500,000  Ukiah Electric Rev., 6.25%,
                    6/1/18 (MBIA)                                      2,847,200
         1,000,000  University of California Rev.,
                    Series 2004 A, (UCLA Medical
                    Center), 5.50%, 5/15/24 (Ambac)                    1,074,090
         1,445,000  Walnut Valley Unified School
                    District GO, Series 1992 B, 6.00%,
                    8/1/10 (Ambac)(2)                                  1,542,696
         3,020,000  Watsonville Insured Hospital Rev.,
                    Series 1996 A, (Community
                    Hospital), 6.20%, 7/1/12
                    (California Mortgage Insurance)(2)                 3,237,380
         3,880,000  Woodland COP, (Wastewater
                    System Reference), 5.75%,
                    3/1/12 (Ambac)                                     4,076,910
                                                                 ---------------
                                                                     441,209,371
                                                                 ---------------
PUERTO RICO - 1.0%
         4,000,000  Puerto Rico Electric Power Auth.
                    Rev., Series 2002 II, 5.375%,
                    7/1/12 (XLCA)                                      4,318,760
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           445,528,131
(Cost $422,035,335)                                              ---------------

MUNICIPAL DERIVATIVES - 0.2%
CALIFORNIA - 0.2%
         1,000,000  San Diego County Water Auth.
                    Rev. COP, (Registration Rites),
                    Yield Curve Notes, Inverse Floater,
                    7.96%, 6/1/07 (FGIC)(4)                            1,071,880
                                                                 ---------------
(Cost $1,012,670)

TOTAL INVESTMENT SECURITIES - 98.7%                                  446,600,011
                                                                 ---------------
(Cost $426,048,005)

OTHER ASSETS AND LIABILITIES - 1.3%                                    5,799,384
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 452,399,395
                                                                 ===============

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                    Expiration     Underlying Face   Unrealized
Contracts Purchased                    Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
427 U.S. Treasury 2-Year Notes    September 2007     $87,021,266      $(74,351)
                                                   =============================

                                    Expiration     Underlying Face   Unrealized
Contracts Sold                         Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
236 U.S. Treasury 10-Year Notes   September 2007     $25,104,500       $26,834
                                                   =============================

SWAP AGREEMENTS
Notional                                                             Unrealized
Amount              Description of Agreement      Expiration Date    Gain (Loss)
--------------------------------------------------------------------------------
INTEREST RATE
--------------------------------------------------------------------------------
$10,000,000      Receive semiannually a variable    October 2027       $67,390
                 rate based on the Bond Market                       ===========
                 Association Municipal Swap
                 Index and pay semiannually a
                 fixed rate equal to 4.008%
                 with Morgan Stanley Capital
                 Services, Inc.

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
ARC = Auction Rate Certificate
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2007.
XLCA = XL Capital Ltd.
YCC = Yield Curve Certificate
(1) Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements.
(2) Escrowed to maturity in U.S. government securities or state and local government securities.
(3) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(4) Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

CALIFORNIA LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of May 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 426,048,005
                                                                 ===============
Gross tax appreciation of investments                             $  21,403,409
Gross tax depreciation of investments                                  (851,403)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  20,552,006
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CALIFORNIA HIGH-YIELD MUNICIPAL FUND
MAY 31, 2007

[american century investments logo and text logo]

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 97.0%
CALIFORNIA - 95.6%
      $  1,000,000  ABC Unified School District GO,
                    Series 2000 B, 6.14%,
                    8/1/21 (FGIC)(1)                               $     537,550
         2,000,000  Alameda Public Financing Auth.
                    Local Agency Rev., Series 1996 A,
                    (Community Facilities District
                    No. 1), 7.00%, 8/1/19                              2,028,600
         1,200,000  Anaheim Public Financing Auth.
                    Lease Rev., Series 1997 A, 6.00%,
                    9/1/24 (FSA)                                       1,435,488
         3,000,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corporations COP,
                    (Eskaton Gold River Lodge),
                    6.375%, 11/15/08, Prerefunded
                    at 102% of Par(2)                                  3,170,610
           765,000  Association of Bay Area
                    Governments Finance Auth. for
                    Nonprofit Corporations COP,
                    (Eskaton Gold River Lodge),
                    6.375%, 11/15/08, Prerefunded
                    at 102% of Par(2)                                    796,487
         2,500,000  Beaumont Financing Auth. Local
                    Agency Rev., Series 2003 A,
                    6.875%, 9/1/13                                     2,925,250
         2,875,000  Beaumont Financing Auth. Local
                    Agency Rev., Series 2004 D,
                    5.80%, 9/1/35                                      3,055,464
           855,000  Beaumont Financing Auth. Local
                    Agency Rev., Series 2005 C,
                    5.50%, 9/1/29                                        890,457
         4,000,000  Beaumont Financing Auth. Local
                    Agency Rev., Series 2005 C,
                    5.50%, 9/1/35                                      4,128,640
         3,700,000  Beaumont Financing Auth. Local
                    Agency Rev., Series 2006 A,
                    5.35%, 9/1/36                                      3,783,287
         1,190,000  Berryessa Unified School District
                    GO, Series 2000 A, 6.18%,
                    8/1/21 (FSA)(1)                                      639,685
         1,220,000  Berryessa Unified School District
                    GO, Series 2000 A, 6.05%,
                    8/1/22 (FSA)(1)                                      624,908
         1,000,000  Berryessa Unified School District
                    GO, Series 2000 A, 6.06%,
                    8/1/23 (FSA)(1)                                      487,800
         8,400,000  California Department of Water
                    Resources Power Supply Rev.,
                    Series 2005 F-2, VRDN, 3.85%,
                    6/1/07 (LOC: JPMorgan Chase
                    Bank and Societe Generale)(3)                      8,400,000
         1,505,000  California Educational Facilities
                    Auth. Rev., (Western University
                    Health Sciences), 6.00%, 10/1/21                   1,622,330
         2,500,000  California GO, 5.25%,
                    8/1/32 (FSA)                                       2,856,550
         2,400,000  California GO, Series 2003 A,
                    VRDN, 3.86%, 6/1/07 (LOC:
                    Westdeutsche Landesbank AG
                    and JPMorgan Chase Bank)                           2,400,000
         1,000,000  California GO, Series 2005 A3,
                    VRDN, 3.69%, 6/6/07 (LOC:
                    Bank of America N.A.)                              1,000,000
         4,000,000  California Health Facilities
                    Financing Auth. Rev., Series
                    1989 A, (Kaiser Permanente),
                    7.15%, 10/1/12 (Ambac)(1)                          3,260,440
         2,500,000  California Health Facilities
                    Financing Auth. Rev., Series
                    1998 A, (Kaiser Permanente),
                    5.50%, 6/1/22 (FSA)(2)                             2,590,600
         5,000,000  California Health Facilities
                    Financing Auth. Rev., Series
                    2007 A, (Sutter Health),
                    5.25%, 11/15/46(3)                                 5,227,700
         4,410,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2000 B, (Union City Tropics),
                    7.30%, 8/15/10                                     4,904,802
         1,905,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2001 B, (Rancho Vallecitos -
                    San Marcos), 6.75%, 11/15/36                       2,054,104
         6,345,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2003 B, (Palomar Estates E&W),
                    7.00%, 9/15/36(3)                                  6,981,467
         4,760,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2006 A, (Union City Tropics),
                    5.00%, 12/15/41(3)                                 4,914,890

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         2,000,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2006 B, (Union City Tropics),
                    5.50%, 12/15/41                                    2,033,340
         7,000,000  California Municipal Finance Auth.
                    COP, (Community Hospitals of
                    Central California Obligated
                    Group), 5.25%, 2/1/46(3)                           7,145,810
         2,000,000  California Municipal Finance Auth.
                    Rev., (University Students'
                    Cooperative Association),
                    5.00%, 4/1/37                                      2,044,320
         4,100,000  California Pollution Control
                    Financing Auth. Rev., Series
                    1996 C, (Pacific Gas &
                    Electric Co.), VRDN, 3.85%,
                    6/1/07 (LOC: JPMorgan
                    Chase Bank)                                        4,100,000
         2,000,000  California Public Works Board
                    Lease Rev., Series 1993 D,
                    (Department of Corrections),
                    5.25%, 6/1/15 (FSA)                                2,150,860
         6,000,000  California Public Works Board
                    Lease Rev., Series 2005 A,
                    (Department of General Services -
                    Butterfield), 5.25%, 6/1/30(3)                     6,342,900
         1,340,000  California State and Local
                    Government Financing Auth. Rev.,
                    Series 1997 B, (Marin Valley
                    Mobile Country), 7.50%, 10/1/24                    1,379,021
         4,630,000  California State University Fresno
                    Association Inc. Rev., (Auxiliary
                    Organization Event Center),
                    6.00%, 7/1/12, Prerefunded at
                    101% of Par(2)(3)                                  5,124,712
         2,455,000  California State University Fresno
                    Association Inc. Rev., (Auxiliary
                    Organization Event Center),
                    7.00%, 7/1/12, Prerefunded
                    at 102% of Par(2)                                  2,817,432
        10,000,000  California State University Rev.,
                    5.00%, 11/1/30 (MBIA)(3)                          10,507,599
         1,960,000  California Statewide Communities
                    Development Auth. Rev., (Thomas
                    Jefferson School of Law), 7.75%,
                    10/1/11, Prerefunded at
                    101% of Par(2)                                     2,248,669
        10,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2006 B, (Kaiser Permanente),
                    5.25%, 3/1/45(3)                                  10,310,499
        10,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2007 A, (Front Porch
                    Communities and Services),
                    5.125%, 4/1/37(4)                                 10,122,600
         4,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2007 A, (Kaiser Permanente),
                    5.00%, 4/1/31                                      4,098,120
         2,000,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2007 A, (Valleycare Health
                    System), 5.125%, 7/15/31                           2,003,020
         3,330,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2007 B, (Kaiser Permanente),
                    VRDN, 4.36%, 7/1/07                                3,328,335
         2,670,000  California Statewide Communities
                    Development COP, (Sonoma
                    County Indian Health),
                    6.40%, 9/1/29                                      2,793,167
           990,000  California Statewide Communities
                    Development COP, (Windward
                    School), 6.90%, 9/1/23                             1,011,592
         4,070,000  Capistrano Unified School District
                    No. 90-2 Community Facilities
                    Special Tax Rev., 6.00%, 9/1/13,
                    Prerefunded at 100% of Par(2)                      4,548,103
         6,250,000  Capistrano Unified School District
                    No. 90-2 Community Facilities
                    Special Tax Rev., 6.00%, 9/1/33                    6,603,688
         2,180,000  Capistrano Unified School District
                    No. 98-2 Community Facilities
                    Special Tax Rev., 5.00%,
                    9/1/23 (FGIC)                                      2,296,521
         1,000,000  Carmel Unified School District GO,
                    5.50%, 8/1/25 (MBIA)                               1,054,490
         2,500,000  Castaic Lake Water Agency COP,
                    Series 2006 C, 5.00%,
                    8/1/36 (MBIA)                                      2,609,125
         1,075,000  Cathedral City Public Financing
                    Auth. Rev., Series 2000 A, 6.00%,
                    8/1/23 (MBIA)(1)                                     524,385
         1,075,000  Cathedral City Public Financing
                    Auth. Rev., Series 2000 A, 6.00%,
                    8/1/24 (MBIA)(1)                                     500,767
         1,085,000  Cathedral City Public Financing
                    Auth. Rev., Series 2000 A, 6.05%,
                    8/1/25 (MBIA)(1)                                     480,514

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         1,085,000  Cathedral City Public Financing
                    Auth. Rev., Series 2000 A, 6.05%,
                    8/1/26 (MBIA)(1)                                     457,729
         9,795,000  Chino Hills COP, 5.00%, 9/1/36(4)                  9,806,558
         1,700,000  Chino Valley Unified School
                    District COP, Series 2001 A,
                    5.375%, 9/1/20 (FSA)                               1,808,154
         2,140,000  Chula Vista Community Facilities
                    District No. 01-1 Area A Special
                    Tax Rev., 6.10%, 9/1/10,
                    Prerefunded at 102% of Par(2)                      2,315,544
         2,175,000  Chula Vista Community Facilities
                    District No. 01-1 Area B Special
                    Tax Rev., (San Miguel),
                    5.45%, 9/1/36                                      2,230,397
         3,600,000  Chula Vista Community Facilities
                    District No. 06-1 Area A Special
                    Tax Rev., (Eastlake Woods),
                    6.20%, 9/1/33                                      3,827,160
         3,705,000  Chula Vista Community Facilities
                    District No. 12-I Area I Special
                    Tax Rev., (McMillin Otay Ranch),
                    5.25%, 9/1/36                                      3,732,454
         2,670,000  Chula Vista Community Facilities
                    District No. 13-I Special Tax Rev.,
                    (Otay Ranch Village Seven),
                    5.35%, 9/1/36                                      2,713,601
         7,715,000  Chula Vista Community Facilities
                    District No. 99-1 Special Tax Rev.,
                    7.625%, 9/1/09, Prerefunded at
                    102% of Par(2)                                     8,500,001
         1,250,000  City of Corona Community
                    Facilities District No. 2002-1
                    Special Tax Rev., (Dos Lagos
                    Improvement Area No. 1),
                    5.00%, 9/1/37                                      1,245,075
         1,810,000  City of Lincoln Community
                    Facilities District No. 2003-1
                    Special Tax Rev., (Lincoln
                    Crossing), 6.00%, 9/1/13                           2,031,743
         1,560,000  City of Lincoln Community
                    Facilities District No. 2006-1
                    Special Tax Rev., (Lakeside
                    Improvement Area No. 2),
                    5.00%, 9/1/36                                      1,553,932
         1,780,000  Clovis Public Financing Auth.
                    Lease Rev., (Corporate Yard),
                    5.375%, 3/1/20 (Ambac)                             1,885,109
           520,000  Corcoran COP, 8.75%, 6/1/16
                    (Acquired 4/28/92,
                    Cost $520,000)(5)                                    589,753
         2,000,000  Corona Department of Water &
                    Power COP, 5.00%, 9/1/35 (MBIA)                    2,084,240
         1,150,000  Duarte Unified School District GO,
                    Series 1999 B, 6.08%,
                    11/1/23 (FSA)(1)                                     552,104
         2,355,000  Duarte Unified School District GO,
                    Series 2006 E, (Election of 1998),
                    5.07%, 11/1/28 (FSA)(1)                              881,759
         2,800,000  El Dorado County Community
                    Facilities District No. 1992-1
                    Special Tax Rev., 5.60%, 9/1/09                    2,841,104
         2,500,000  El Dorado County Community
                    Facilities District No. 2001-1
                    Special Tax Rev., 6.30%, 9/1/31                    2,665,225
         4,500,000  El Dorado County Community
                    Facilities District No. 2005-1
                    Special Tax Rev., 5.25%, 9/1/35                    4,593,825
         1,000,000  Escondido Community Facilities
                    District No. 2006-01 Special Tax
                    Rev., (Eureka Ranch),
                    5.15%, 9/1/36                                      1,012,770
         5,000,000  Fillmore Redevelopment Agency
                    Tax Allocation Rev., Series
                    2006 A, (Central City
                    Redevelopment), 5.375%, 5/1/31                     5,107,200
         4,225,000  Florin Resource Conservation
                    District COP, Series 1999 A, (Elk
                    Grove Water Works), 6.75%,
                    9/1/09, Prerefunded at 102%
                    of Par(2)                                          4,581,590
         3,740,000  Folsom Public Financing Auth.
                    Rev., Series 1997 A,
                    6.875%, 9/2/19                                     3,801,411
         2,450,000  Folsom Special Tax Rev.,
                    (Community Facilities District
                    No. 7), 5.75%, 9/1/14                              2,553,341
         4,250,000  Folsom Special Tax Rev.,
                    (Community Facilities District
                    No. 10), 7.00%, 9/1/24                             4,521,745
         6,500,000  Folsom Special Tax Rev.,
                    (Community Facilities District
                    No. 14), 6.30%, 9/1/32                             6,939,920
         3,000,000  Foothill-De Anza Community
                    College District GO, 6.16%,
                    8/1/21 (MBIA)(1)                                   1,612,650

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         3,000,000  Fullerton Community Facilities
                    District No. 1 Special Tax Rev.,
                    (Amerige Heights), 6.20%, 9/1/32                   3,178,200
         5,000,000  Fullerton Unified School District
                    Community Facilities District
                    No. 1 Special Tax Rev.,
                    6.375%, 9/1/31(3)                                  5,365,800
         2,630,000  Glendale Unified School District
                    GO, Series 1999 C, 6.00%,
                    9/1/22 (FSA)                                       2,774,703
         5,005,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2003 A1,
                    6.75%, 6/1/13(3)                                   5,763,007
         3,920,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2003 A1,
                    6.25%, 6/1/33                                      4,295,536
         8,000,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2005 A, 5.00%,
                    6/1/35 (FGIC)(3)                                   8,334,480
        11,650,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2005 A, 5.00%,
                    6/1/38 (FGIC)(3)                                  12,121,125
        10,000,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2007 A-1,
                    5.75%, 6/1/47(3)                                  10,592,699
         3,285,000  Hawaiian Gardens COP, Series
                    2000 A, 8.00%, 6/1/10,
                    Prerefunded at 102% of Par(2)                      3,678,050
         2,775,000  Hawaiian Gardens Redevelopment
                    Agency Tax Allocation Rev., Series
                    2006 B, (Redevelopment Project
                    No. 1), 5.40%, 12/1/25                             2,811,686
         2,670,000  Hemet Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 2005-2),
                    5.25%, 9/1/30                                      2,720,783
         1,510,000  Hemet Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 2005-2),
                    5.25%, 9/1/35                                      1,538,720
         3,000,000  Hesperia Unified School District
                    COP, (2007 Capital Improvement),
                    5.00%, 2/1/31 (Ambac)                              3,139,110
         2,000,000  Highland Special Tax Rev.,
                    (Community Facilities District
                    No. 01-1), 6.45%, 9/1/28                           2,098,520
         3,345,000  Hillsborough School District GO,
                    Series 2006 B, (Election of 2002),
                    4.84%, 9/1/28(1)                                   1,269,929
         5,000,000  Huntington Beach Union High
                    School District GO, (Election of
                    2004), 5.00%, 8/1/31 (MBIA)(1)                     1,642,450
         5,000,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%,
                    7/1/29 (Ambac)(3)                                  5,314,550
           500,000  Independent Cities Lease Finance
                    Auth. Rev., Series 2006 B,
                    (San Juan Mobile Estates),
                    5.55%, 5/15/31                                       508,130
         1,150,000  Independent Cities Lease Finance
                    Auth. Rev., Series 2006 B,
                    (San Juan Mobile Estates),
                    5.85%, 5/15/41                                     1,182,959
         2,000,000  Indio Redevelopment Agency Tax
                    Allocation Rev., Series 2004 B,
                    (Sub-Merged Project Area),
                    6.50%, 8/15/34                                     2,186,420
         5,000,000  Irvine Unified School District
                    Financing Auth. Special Tax Rev.,
                    Series 2005 A, 5.00%,
                    9/1/34 (Ambac)(3)                                  5,206,050
         8,550,000  Kern Community College Safety,
                    Repair and Improvement District
                    GO, (Election of 2002), 4.56%,
                    11/1/30 (FSA)(1)                                   2,891,439
         1,000,000  Laguna Salada Union School
                    District GO, Series 2000 C, 6.12%,
                    8/1/29 (FGIC)(1)                                     372,090
         1,225,000  Lake Elsinore Community
                    Facilities District No. 2004-3
                    Special Tax Rev., Series 2005 A,
                    (Rosetta Canyon Improvement
                    Area 1), 5.25%, 9/1/35                             1,252,685
         2,800,000  Lake Elsinore Community
                    Facilities District No. 2004-3
                    Special Tax Rev., Series 2006 A,
                    (Rosetta Canyon Improvement
                    Area No. 2), 5.25%, 9/1/37                         2,846,172
         1,100,000  Lake Elsinore Community
                    Facilities District No. 2005-1
                    Special Tax Rev., Series 2006 A,
                    (Serenity), 5.35%, 9/1/36                          1,124,761

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         5,000,000  Lake Elsinore Community
                    Facilities District No. 2005-2
                    Special Tax Rev., Series 2005 A,
                    (Alberhill Ranch Improvement
                    Area A), 5.45%, 9/1/36                             5,142,650
         2,500,000  Lake Elsinore School Financing
                    Auth. Rev., (Horsethief Canyon),
                    5.625%, 9/1/16                                     2,565,875
         1,245,000  Lake Elsinore Unified School
                    District Community Facilities
                    District No. 2005-1 Special Tax
                    Rev., (Improvement Area A),
                    5.40%, 9/1/35                                      1,272,801
         1,090,000  Lake Elsinore Unified School
                    District Community Facilities
                    District No. 2005-6 Special Tax
                    Rev., (Improvement Area A),
                    5.00%, 9/1/30                                      1,092,834
         1,310,000  Los Angeles Community Facilities
                    District No. 3 Special Tax Rev.,
                    (Cascades Business Park and
                    Golf Course), 6.40%, 9/1/22                        1,340,811
        11,000,000  Los Angeles Community
                    Redevelopment Agency Auth.
                    Lease Rev., (Vermont Manchester
                    Social Services), 5.00%,
                    9/1/37 (Ambac)                                    11,432,409
         5,000,000  Los Angeles Department of Water
                    & Power Rev., Series 2006 A1,
                    (Water System), 5.00%,
                    7/1/36 (Ambac)(3)                                  5,254,950
         5,455,000  Manteca Unified School District
                    GO, (Election of 2004), 4.92%,
                    8/1/30 (MBIA)(1)                                   1,872,156
         2,100,000  Menifee Union School District
                    Special Tax Rev., (Community
                    Facilities District No. 2005-2),
                    5.375%, 9/1/36                                     2,143,218
         1,970,000  Milpitas Improvement Bond Act
                    1915 Special Assessment, Series
                    1996 A, (Local Improvement
                    District 18), 6.75%, 9/2/16                        2,021,299
         4,000,000  Moreno Valley Unified School
                    District Special Tax Rev.,
                    (Community Facilities District
                    No. 2002-1), 6.20%, 9/1/32                         4,299,640
         4,100,000  Murrieta Community Facilities
                    District No. 2000-1 Special Tax
                    Rev., (Greer Ranch),
                    6.375%, 9/1/30                                     4,403,236
         1,920,000  Murrieta Community Facilities
                    District No. 2000-2 Special Tax
                    Rev., Series 2004 A, (The Oaks
                    Improvement Area),
                    6.00%, 9/1/34                                      2,041,997
         1,810,000  Murrieta Community Facilities
                    District No. 2003-3 Special Tax
                    Rev., (Creekside Village
                    Improvement Area No. 1),
                    5.20%, 9/1/35                                      1,862,979
         1,660,000  North City West School Facilities
                    Financing Auth. Special Tax Rev.,
                    Series 2005 B, 5.25%,
                    9/1/25 (Ambac)                                     1,850,070
        10,000,000  Northern California Gas Auth.
                    No. 1 Rev., Series 2007 B, VRDN,
                    5.00%, 10/1/07, resets quarterly
                    at 67% of the 3-month LIBOR
                    plus 0.57% with no caps                           10,000,000
         3,500,000  Oceanside Community
                    Development Commission Tax
                    Allocation Rev., (Downtown
                    Redevelopment), 5.70%, 9/1/25                      3,723,580
         2,950,000  Oceanside Community Facilities
                    District Special Tax Rev., Series
                    2002 A, (No. 2001-1 Morrow Hills
                    Development), 6.20%, 9/1/32                        3,153,904
         1,000,000  Oceanside Community Facilities
                    District Special Tax Rev., Series
                    2004 A, (No. 2001-1 Morrow Hills
                    Development), 5.50%, 9/1/29                        1,034,000
         2,000,000  Orange County Community
                    Facilities District No. 1999-1
                    Special Tax Rev., Series 1999 A,
                    (Ladera Ranch), 6.50%, 8/15/09,
                    Prerefunded at 102% of Par(2)                      2,157,200
         2,200,000  Orange County Community
                    Facilities District No. 1999-1
                    Special Tax Rev., Series 1999 A,
                    (Ladera Ranch), 6.70%, 8/15/09,
                    Prerefunded at 102% of Par(2)                      2,382,160
         4,590,000  Orange County Community
                    Facilities District No. 2000-1
                    Special Tax Rev., Series 2000 A,
                    (Ladera Ranch), 6.25%, 8/15/08,
                    Prerefunded at 100% of Par(2)                      4,734,401
         2,300,000  Orange County Community
                    Facilities District No. 2004-1
                    Special Tax Rev., Series 2005 A,
                    (Ladera Ranch), 5.20%, 8/15/34                     2,377,993
         3,000,000  Oxnard School District GO, Series
                    2001 A, 5.75%, 8/1/30 (MBIA)                       3,494,160
         1,150,000  Pacifica COP, (Public Safety
                    Building), 5.80%, 11/1/20 (MBIA)                   1,223,451
        10,000,000  Palmdale Water District COP,
                    5.00%, 10/1/34 (FGIC)(3)                          10,371,999

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         2,580,000  Palomar Pomerado Health Care
                    District COP, (Indian Health
                    Council Inc.), 6.25%, 10/1/29                      2,686,373
         1,390,000  Perris Community Facilities
                    District No. 3 Special Tax Rev.,
                    Series 2005 A, (Improvement Area
                    No. 2), 5.30%, 9/1/35                              1,426,946
         3,000,000  Perris Public Financing Auth.
                    Special Tax Rev., Series 2004 A,
                    6.125%, 9/1/34                                     3,258,210
         1,450,000  Perris Public Financing Auth.
                    Tax Allocation Rev., 5.35%,                        1,482,959
         1,000,000  Perris Union High School District
                    GO, Series 2000 A, 6.40%,
                    9/1/24 (FGIC)(1)                                     463,320
         1,000,000  Perris Union High School District
                    GO, Series 2000 A, 6.40%,
                    3/1/25 (FGIC)(1)                                     450,750
         2,900,000  Pittsburg Redevelopment Agency
                    Tax Allocation Rev., (Los Medanos
                    Community Development),
                    6.20%, 8/1/25 (Ambac)(1)                           1,267,097
         2,640,000  Placer Union High School District
                    GO, Series 2000 A, 6.20%,
                    8/1/16 (FGIC)(1)                                   1,802,592
         1,600,000  Placer Union High School District
                    GO, Series 2000 A, 6.28%,
                    8/1/18 (FGIC)(1)                                     992,112
         2,925,000  Placer Union High School District
                    GO, Series 2000 A, 6.35%,
                    8/1/21 (FGIC)(1)                                   1,572,334
         2,100,000  Placer Union High School District
                    GO, Series 2000 A, 6.37%,
                    8/1/22 (FGIC)(1)                                   1,075,662
         3,525,000  Placer Union High School District
                    GO, Series 2000 A, 6.39%,
                    8/1/23 (FGIC)(1)                                   1,719,495
         1,000,000  Placer Union High School District
                    GO, Series 2000 A, 6.40%,
                    8/1/24 (FGIC)(1)                                     465,050
         4,835,000  Pleasant Valley School
                    District-Ventura County GO,
                    Series 2002 A, 5.85%,
                    8/1/31 (MBIA)(3)                                   5,883,760
         1,055,000  Pomona Public Financing Auth.
                    Rev., Series 2006 AX, (Merged
                    Redevelopment), 5.00%, 2/1/23                      1,083,833
         1,100,000  Pomona Public Financing Auth.
                    Rev., Series 2006 AX, (Merged
                    Redevelopment), 5.00%, 2/1/24                      1,128,336
         1,155,000  Pomona Public Financing Auth.
                    Rev., Series 2006 AX, (Merged
                    Redevelopment), 5.00%, 2/1/25                      1,182,951
         8,470,000  Pomona Public Financing Auth.
                    Rev., Series 2006 AX,
                    (Merged Redevelopment),
                    5.00%, 2/1/32(3)                                   8,635,334
         2,755,000  Pomona Public Financing Auth.
                    Rev., Series 2006 AX,
                    (Merged Redevelopment),
                    5.00%, 2/1/41                                      2,789,603
         2,800,000  Poway Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 6-4),
                    5.125%, 9/1/35                                     2,829,792
         2,000,000  Poway Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 14 -
                    Improvement Area A),
                    5.25%, 9/1/36                                      2,040,220
         2,500,000  Poway Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 14),
                    5.25%, 9/1/36                                      2,550,275
         2,000,000  Rancho Cordova Community
                    Facilities District No. 2003-1
                    Special Tax Rev., (Sunridge
                    Anatolia), 5.50%, 9/1/37                           2,063,340
         2,400,000  Rancho Cucamonga Community
                    Facilities District No. 2004-01
                    Special Tax Rev., (Rancho
                    Etiwanda Estates),
                    5.375%, 9/1/36                                     2,470,296
         1,815,000  Redondo Beach Public Financing
                    Auth. Rev., (South Bay Center
                    Redevelopment), 7.125%, 7/1/08                     1,854,331
         1,485,000  Rialto Community Facilities
                    District No. 2006-1 Special Tax
                    Rev., (Elm Park), 5.35%, 9/1/36                    1,525,763
         1,000,000  Richmond Joint Powers Financing
                    Auth. Rev., Series 1995 A,
                    5.25%, 5/15/13                                     1,007,520
         1,700,000  Richmond Wastewater Rev.,
                    6.18%, 8/1/23 (FGIC)(1)                              827,951
         2,905,000  Richmond Wastewater Rev.,
                    6.20%, 8/1/26 (FGIC)(1)                            1,221,872

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
         2,365,000  Riverside County COP, 5.75%,
                    11/1/31 (MBIA)                                     2,568,650
         2,040,000  Riverside County Improvement
                    Bond Act 1915 Special
                    Assessment, (District No. 168 -
                    Rivercrest), 6.70%, 9/2/26                         2,155,464
         3,000,000  Riverside County Public Financing
                    Auth. Tax Allocation Rev., Series
                    2005 A, (Redevelopment), 5.00%,
                    10/1/35 (XLCA)                                     3,116,850
         2,000,000  Riverside Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 13,
                    Improvement Area 1),
                    5.375%, 9/1/34                                     2,054,800
         4,765,000  Riverside Unified School District
                    Special Tax Rev., Series 2000 A,
                    (Community Facilities District
                    No. 7), 7.00%, 9/1/10                              5,265,373
         1,000,000  Riverside Unified School District
                    Special Tax Rev., Series 2005 A,
                    (Community Facilities District
                    No. 15, Improvement Area 2),
                    5.25%, 9/1/30                                      1,019,020
         4,315,000  Rohnert Park Finance Auth. Rev.,
                    Series 2001 A, (Las Casitas de
                    Sonoma), 6.40%, 4/15/36                            4,606,478
         5,000,000  Romoland School District Special
                    Tax Rev., (Community Facilities
                    District No. 1, Improvement
                    Area 1), 5.40%, 9/1/36                             5,141,950
         3,250,000  Roseville Special Tax Rev.,
                    (Fiddyment Ranch Community
                    Facilities District No. 1),
                    5.25%, 9/1/36                                      3,315,358
         1,600,000  Roseville Special Tax Rev.,
                    (Westpark Community Facilities
                    District No. 1, Public Facilities),
                    5.25%, 9/1/37                                      1,632,176
           635,000  Sacramento County Community
                    Facilities District No. 1 Special
                    Tax Rev., (Elliot Ranch),
                    5.60%, 9/1/07                                        636,251
           645,000  Sacramento County Community
                    Facilities District No. 1 Special
                    Tax Rev., (Elliot Ranch),
                    5.70%, 9/1/08                                        653,198
         1,500,000  Sacramento County Community
                    Facilities District No. 1 Special
                    Tax Rev., (Elliot Ranch),
                    6.30%, 9/1/21                                      1,534,575
         7,000,000  Sacramento County Water
                    Financing Auth. Rev., Series
                    2007 B, (Agency Zones 40 & 41
                    2007 Water System), VRDN,
                    4.16%, 9/4/07, resets quarterly
                    at 67% of the 3-month LIBOR
                    plus 0.72% with no caps
                    (FGIC)(3)                                          7,000,000
         4,000,000  Sacramento Municipal Utilities
                    District Electric Rev.,
                    Series 1997 K, 5.25%,
                    7/1/24 (Ambac)(3)                                  4,500,400
         4,000,000  Sacramento Special Tax Rev.,
                    (North Natomas Community
                    Facilities), 6.30%, 9/1/26                         4,188,560
         1,975,000  San Buenaventura COP,
                    (Wastewater Revenue), 5.00%,
                    3/1/29 (MBIA)                                      2,049,853
         3,765,000  San Diego County Improvement
                    Bond Act of 1915 Special
                    Assessment (Reassessment
                    District No. 97-1 - 4-S Ranch),
                    6.25%, 9/2/12                                      3,856,301
         1,250,000  San Francisco City and County
                    Redevelopment Agency Lease
                    Rev., (George R. Moscone),
                    7.05%, 7/1/13(1)                                     967,838
         2,790,000  San Marcos Public Facilities Auth.
                    Special Tax Rev., Series 2004 A,
                    5.45%, 9/1/24                                      2,864,605
         5,000,000  San Marcos Public Facilities Auth.
                    Special Tax Rev., Series 2004 A,
                    5.00%, 9/1/34 (FGIC)(3)                            5,181,650
         3,005,000  Santa Barbara County Rev.,
                    5.50%, 9/1/22 (Ambac)                              3,237,797
         2,875,000  Santa Monica Redevelopment
                    Agency Tax Allocation Rev., Series
                    2006 A, (Earthquake Recovery
                    Redevelopment), 5.00%,
                    7/1/28 (FGIC)                                      3,019,383
         2,000,000  Saugus Union School District
                    Special Tax Rev., (Community
                    Facilities District No. 2005-1),
                    5.30%, 9/1/36                                      2,043,380
         7,755,000  Shasta Lake Public Finance Auth.
                    Rev., (Electrical Enterprise),
                    6.25%, 4/1/13, Prerefunded
                    at 102% of Par(2)                                  8,845,043
         2,160,000  Soledad Improvement Bond Act
                    of 1915 Special Assessment,
                    (Diamond Ridge Assessment
                    District No. 2002-01),
                    6.75%, 9/2/33                                      2,349,281

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           500,000  Southern California Public Power
                    Auth. Rev., 6.75%, 7/1/10 (FSA)                      542,590
         2,400,000  Southern California Public Power
                    Auth. Rev., (Transmission), 6.35%,
                    7/1/14 (MBIA)(1)                                   1,806,624
         1,250,000  Southern California Public Power
                    Auth. Rev., (Transmission), 6.35%,
                    7/1/15 (MBIA)(1)                                     897,900
         4,195,000  Stockton Community Facilities
                    District Special Tax Rev., (Spanos
                    Park West No. 2001-1), 6.375%,
                    9/1/12, Prerefunded at 102%
                    of Par(2)                                          4,727,220
         5,000,000  Sunnyvale Special Tax Rev.,
                    (Community Facilities District
                    No. 1), 7.75%, 8/1/32                              5,391,150
         2,690,000  Tahoe-Truckee Unified School
                    District GO, Series 1999 A,
                    (Improvement District No. 2),
                    6.19%, 8/1/22 (FGIC)(1)                            1,377,872
         2,220,000  Tahoe-Truckee Unified School
                    District GO, Series 1999 A,
                    (Improvement District No. 2),
                    6.19%, 8/1/23 (FGIC)(1)                            1,082,916
         2,000,000  Tustin Unified School District
                    Special Tax Rev., (Community
                    Facilities District No. 97-1),
                    6.375%, 9/1/08, Prerefunded
                    at 102% of Par(2)                                  2,107,760
         1,500,000  University of California Rev.,
                    Series 2003 A, 5.00%,
                    5/15/23 (Ambac)                                    1,565,025
         2,500,000  Val Verde Unified School District
                    Special Tax Rev., 5.40%, 9/1/30                    2,606,750
         2,600,000  Val Verde Unified School District
                    Special Tax Rev., 5.45%, 9/1/36                    2,708,628
         2,500,000  West Basin Municipal Water
                    District COP, Series 2003 A,
                    5.00%, 8/1/30 (MBIA)                               2,590,350
         1,000,000  West Sacramento Special Tax
                    Rev., (Community Facilities
                    District No. 10), 6.20%, 9/1/09,
                    Prerefunded at 102% of Par(2)                      1,065,670
         3,235,000  West Sacramento Special Tax
                    Rev., (Community Facilities
                    District No. 10), 6.75%, 9/1/09,
                    Prerefunded at 102% of Par(2)                      3,485,357
         1,740,000  West Sacramento Special Tax
                    Rev., (Community Facilities
                    District No. 20), 5.30%, 9/1/35                    1,778,924
         2,080,000  Westlands Water District COP,
                    Series 2005 A, 5.00%,
                    9/1/25 (MBIA)                                      2,174,266
         1,200,000  Whitter Redevelopment Agency
                    Tax Allocation Rev., Series 2007 A,
                    5.00%, 11/1/38(4)                                  1,193,352
         2,270,000  Yuba City Redevelopment Agency
                    Tax Allocation Rev., 5.70%,
                    9/1/24                                             2,386,701
         2,000,000  Yuba City Redevelopment Agency
                    Tax Allocation Rev., 6.00%,
                    9/1/31                                             2,130,840
         2,895,000  Yuba City Unified School District
                    GO, 6.05%, 9/1/24 (FGIC)(1)                        1,342,672
         1,500,000  Yuba City Unified School District
                    GO, 6.05%, 3/1/25 (FGIC)(1)                          676,830
                                                                 ---------------
                                                                     628,004,327
                                                                 ---------------
PUERTO RICO - 1.4%
         3,000,000  Puerto Rico GO, Series 2006 A,
                    5.25%, 7/1/30                                      3,176,460
         5,455,000  Puerto Rico Highway &
                    Transportation Auth. Rev.,
                    Series 2007 M, 5.00%, 7/1/37(3)                    5,640,361
                                                                 ---------------
                                                                       8,816,821
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           636,821,148
(Cost $573,771,657)                                              ---------------

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES - 4.5%
PUERTO RICO - 4.5%
         2,786,000  Government Development Bank of
                    Puerto Rico Rev., 4.05%, 6/7/07                    2,785,861
         3,000,000  Government Development Bank of
                    Puerto Rico Rev., 4.05%, 6/12/07                   2,999,760
         2,250,000  Government Development Bank of
                    Puerto Rico Rev., 4.07%, 7/20/07                   2,249,190
         3,000,000  Government Development Bank of
                    Puerto Rico Rev., 4.10%, 8/9/07                    2,998,800
         6,000,000  Government Development Bank of
                    Puerto Rico Rev., 4.10%, 8/15/07                   5,997,540
         5,000,000  Government Development Bank of
                    Puerto Rico Rev., 4.12%, 11/8/07                   4,995,800
         7,800,000  Puerto Rico Electric Power Auth.
                    Rev., Series 2007 UU, VRDN,
                    4.29%, 7/1/07, resets quarterly
                    at 67% of the 3-month LIBOR
                    plus 0.70% with no caps(3)                         7,800,000
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                 29,826,951
(Cost $66,066,900)                                               ---------------

TOTAL INVESTMENT SECURITIES - 101.5%                                 666,648,099
                                                                 ---------------
(Cost $639,838,557)

OTHER ASSETS AND LIABILITIES - (1.5)%                               (10,057,848)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 656,590,251
                                                                 ===============

FUTURES CONTRACTS
                                    Expiration     Underlying Face   Unrealized
Contracts Purchased                    Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
582 U.S. Treasury 2-Year Notes    September 2007    $118,609,781     $(101,341)
                                                   =============================

                                    Expiration     Underlying Face   Unrealized
Contracts Sold                         Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
322 U.S. Treasury 10-Year Notes   September 2007     $34,252,750       $36,612
                                                   =============================

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective May 31, 2007.
XLCA = XL Capital Ltd.
(1) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2) Escrowed to maturity in U.S. government securities or state and local government securities.
(3) Security, or a portion thereof, has been segregated for a when-issued security.
(4) When-issued security.
(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2007, was $589,753, which represented 0.1% of total net assets.

CALIFORNIA HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of May 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 639,838,557
                                                                 ===============
Gross tax appreciation of investments                             $  27,520,045
Gross tax depreciation of investments                                  (710,503)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $  26,809,542
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

By:      /s/  Jonathan S. Thomas
         ---------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    July 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         ---------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                 (principal executive officer)

Date:    July 20, 2007

By:      /s/  Robert J. Leach
         ---------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    July 20, 2007